UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21323

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance
Limited Duration Income
Fund (EVV)
Semi-Annual Report
September 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report September 30, 2024
Eaton Vance
Limited Duration Income Fund

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Performance

Portfolio Manager(s) Catherine C. McDermott, Andrew Szczurowski, CFA, Kelley Gerrity, Tara O'Brien, each of Eaton Vance Management and Bo Hunt of Morgan Stanley Investment Management Limited
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	05/30/2003	6.49%	16.36%	4.39%	5.03%
Fund at Market Price	—	13.09	28.13	6.93	5.82

Bloomberg U.S. Aggregate Bond Index	—	5.26%	11.57%	0.33%	1.84%
Blended Index	—	5.15	12.17	3.37	3.67
% Premium/Discount to NAV[3]
As of period end	(2.50)%
Distributions [4]
Total Distributions per share for the period	$0.48
Distribution Rate at NAV	8.97%
Distribution Rate at Market Price	9.20
% Total Leverage[5]
Auction Preferred Shares (APS)	10.71%
Borrowings	27.17
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Fund Profile

Asset Allocation (% of total investments)[1]
Footnotes:
[1]	Including the Fund’s use of leverage, Asset Allocation as a percentage of the Fund's net assets amounted to 169.2%.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities.The Blended Index consists of 33.33% Morningstar® LSTA® US Leveraged Loan IndexSM, 33.33% ICE BofA Single-B U.S. High Yield Index and 33.34% ICE BofA U.S. Mortgage-Backed Securities Index, rebalanced monthly. Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. ICE BofA Single-B U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds with a credit quality rating of B. ICE BofA U.S. Mortgage-Backed Securities Index is an unmanaged index of fixed rate residential mortgage pass-through securities issued by U.S. agencies. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the ten-year period is the impact of the 2018 tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 92% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower. Pursuant to the Fund’s Dividend Reinvestment Plan, if the NAV per share on the distribution payment date is equal to or less than the market price per share plus estimated brokerage commissions, then new shares are issued. The number of shares shall be determined by the greater of the NAV per share or 95% of the market price. Otherwise, shares generally are purchased on the open market by the Plan’s agent.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions in any period may be more or less than the net return earned by the Fund on its investments, and therefore should not be used as a measure of performance or confused with “yield” or “income.” Distributions in excess of Fund returns may include a return of capital which, over time, will cause the Fund’s net assets and net asset value per share to erode. When the Fund’s distributions include amounts from sources other than net investment income, shareholders are notified. The final determination of the tax characteristics of Fund distributions will occur after the end of the year, at which time that determination will be reported to shareholders.
[5]	Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.
Important Notice to Shareholders
On January 26, 2023, the Fund's Board of Trustees voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Fund shares that otherwise might be deemed “Control Share Acquisitions” under the By-Laws from the provisions of the By-Laws addressing “Control Share Acquisitions.” On October 10, 2024, the Board adopted Amendment No. 1 to the By-Laws to formally eliminate the Control Share Provisions and to make certain related conforming changes.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 14.2%
Security	Principal Amount (000's omitted)	Value
Aimco CLO 11 Ltd., Series 2020-11A, Class D1R2, 8.194%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	$3,000	$ 3,011,100
Alinea CLO Ltd., Series 2018-1A, Class E, 11.544%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	1,000	997,500
AMMC CLO 15 Ltd., Series 2014-15A, Class ERR, 12.473%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	500	499,810
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.544%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	2,000	1,968,932
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 12.397%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	2,000	2,005,334
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 11.263%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	2,000	1,977,216
Babson CLO Ltd., Series 2022-4A, Class D1R, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)(3)	2,000	2,007,500
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 8.292%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	2,000	2,007,214
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, 9.808%, (3 mo. SOFR + 4.50%), 7/15/37(1)(2)	1,000	1,001,281
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class E, 12.247%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	3,000	3,014,790
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class ER, 11.913%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	3,000	3,000,150
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 12.313%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	4,500	4,514,836
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 12.212%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	2,007,092
Benefit Street Partners CLO XXXII Ltd.:
Series 2023-32A, Class D, 9.535%, (3 mo. SOFR + 4.25%), 10/25/36(1)(2)	3,000	3,074,391
Series 2023-32A, Class E, 12.635%, (3 mo. SOFR + 7.35%), 10/25/36(1)(2)	2,000	2,048,778
BlueMountain CLO Ltd.:
Series 2016-3A, Class ER, 11.33%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	2,000	1,906,482
Series 2018-1A, Class E, 11.467%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	1,000	908,920
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 12.384%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	967,042
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXV Ltd., Series 2019-25A, Class ER, 12.813%, (3 mo. SOFR + 7.512%), 7/15/36(1)(2)	$2,000	$ 1,938,106
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.674%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	2,500	2,449,888
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 12.001%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,935,214
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 12.832%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	979,284
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.894%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	3,041,775
Bryant Park Funding Ltd., Series 2023-21A, Class D, 10.729%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	3,000	3,071,517
Canyon Capital CLO Ltd.:
Series 2016-2A, Class ER, 11.563%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	3,350	3,243,158
Series 2019-2A, Class ER, 12.313%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,000	985,140
Carlyle C17 CLO Ltd., Series C17A, Class DR, 11.517%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	1,750	1,741,367
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 12.063%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	2,000	1,975,092
Series 2014-4RA, Class D, 11.213%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,250	1,231,671
Series 2015-5A, Class DR, 12.244%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	1,000	1,000,540
Carlyle U.S. CLO Ltd.:
Series 2022-6A, Class DR, 10.035%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	5,400	5,520,793
Series 2022-6A, Class ER, 13.185%, (3 mo. SOFR + 7.90%), 10/25/36(1)(2)	2,000	2,066,536
Cedar Funding X CLO Ltd., Series 2019-10A, Class ER, 12.044%, (3 mo. SOFR + 6.762%), 10/20/32(1)(2)	1,500	1,504,196
Clover CLO Ltd., Series 2019-1A, Class ER, 11.979%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	2,877	2,886,301
Dryden 41 Senior Loan Fund, Series 2015-41A, Class ER, 10.863%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	2,000	1,808,488
Dryden 42 Senior Loan Fund, Series 2016-42A, Class ERR, 11.801%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	1,000	982,624
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, 11.632%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,000	1,006,399
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.647%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	3,000	3,008,916

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, 9.689%, (3 mo. SOFR + 4.35%), 7/18/37(1)(2)	$1,000	$ 1,002,936
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 9.082%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	4,000	4,097,660
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 8.875%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,008,082
Galaxy XIX CLO Ltd., Series 2015-19A, Class D2R, 12.545%, (3 mo. SOFR + 7.262%), 7/24/30(1)(2)	1,600	1,587,512
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 12.208%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	3,275	3,268,250
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 10.794%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,100	1,101,197
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 12.382%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	2,006,474
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 9.296%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	2,000	2,041,362
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 8.059%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,000	3,001,368
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 8.429%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	3,000	3,007,992
Madison Park Funding XVII Ltd., Series 2015-17A, Class ER, 12.044%, (3 mo. SOFR + 6.762%), 7/21/30(1)(2)	2,000	2,000,100
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 12.351%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	3,000	3,018,684
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 11.901%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	3,500	3,516,348
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 9.426%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	1,000	1,001,042
Series 2019-22A, Class DRR, 8.176%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,000	3,004,161
Marble Point CLO XIX Ltd., Series 2020-3A, Class DR, 9.28%, (3 mo. SOFR + 4.00%), 1/19/34(1)(2)	3,000	3,005,970
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER, 11.744%, (3 mo. SOFR + 6.462%), 1/20/31(1)(2)	2,000	2,010,298
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class ER, 12.044%, (3 mo. SOFR + 6.762%), 4/20/31(1)(2)	1,000	1,006,054
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class E, 11.785%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,000	2,008,516
Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	$1,343	$ 1,291,265
Oaktree CLO Ltd., Series 2019-4A, Class D2RR, 9.982%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	2,000	2,004,690
OCP CLO Ltd.:
Series 2022-24A, Class D2R, 9.599%, (3 mo. SOFR + 4.40%), 10/20/37(1)(2)	1,500	1,501,722
Series 2023-27A, Class DR, 8.674%, (3 mo. SOFR + 3.35%), 7/16/35(1)(2)	2,000	2,015,734
Series 2024-32A, Class D1, 9.076%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	4,000	4,060,032
Octagon 68 Ltd.:
Series 2023-1A, Class D, 9.482%, (3 mo. SOFR + 4.20%), 10/20/36(1)(2)	5,000	5,122,425
Series 2023-1A, Class E, 12.522%, (3 mo. SOFR + 7.24%), 10/20/36(1)(2)	2,000	2,027,912
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.397%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	2,000	2,008,248
Series 2018-1A, Class CR, 9.179%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	3,000	3,040,095
Series 2019-1A, Class DR, 11.878%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	2,000	2,006,038
Series 2021-3A, Class E, 11.713%, (3 mo. SOFR + 6.412%), 1/15/35(1)(2)	2,500	2,514,828
Series 2023-3A, Class D, 9.982%, (3 mo. SOFR + 4.70%), 1/20/37(1)(2)	3,500	3,560,865
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.245%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	4,550	4,568,414
RAD CLO 22 Ltd., Series 2023-22A, Class D, 10.282%, (3 mo. SOFR + 5.00%), 1/20/37(1)(2)	3,000	3,090,066
Regatta XII Funding Ltd., Series 2019-1A, Class ER, 11.913%, (3 mo. SOFR + 6.612%), 10/15/32(1)(2)	2,000	2,000,100
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 11.513%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	2,000	1,916,122
Regatta XIV Funding Ltd., Series 2018-3A, Class E, 11.496%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	1,000	985,467
Sixth Street CLO XXI Ltd., Series 2022-21A, Class D1R, (3 mo. SOFR + 3.00%), 10/21/37(1)(2)(3)	2,000	2,007,890
Vibrant CLO 1X Ltd., Series 2018-9A, Class D, 11.794%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	1,000	950,059
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 12.314%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	575	571,188
Voya CLO Ltd.:
Series 2015-3A, Class DR, 11.744%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	3,000	2,712,234

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Voya CLO Ltd.: (continued)
Series 2016-3A, Class DR, 11.621%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	$1,400	$ 1,298,319
Series 2024-2A, Class D, 8.522%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	2,000	2,001,638
Wellfleet CLO Ltd., Series 2020-1A, Class D, 12.803%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	2,000	1,975,256
Total Asset-Backed Securities (identified cost $177,549,846)		$ 178,219,986

Closed-End Funds — 1.8%
Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,188,579	$ 22,017,105
Total Closed-End Funds (identified cost $26,062,179)		$ 22,017,105

Collateralized Mortgage Obligations — 26.8%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	$2,633	$ 2,472,674
Champs Trust:
Series 2024-1, Class A, 8.39%, 7/25/59(1)	11,367	11,843,294
Series 2024-2, Class A, 14.782%, 11/25/59(1)(5)	12,000	12,561,708
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	100	101,540
Series 2122, Class K, 6.00%, 2/15/29	17	17,082
Series 2130, Class K, 6.00%, 3/15/29	11	11,723
Series 2167, Class BZ, 7.00%, 6/15/29	14	14,597
Series 2182, Class ZB, 8.00%, 9/15/29	133	138,108
Series 2198, Class ZA, 8.50%, 11/15/29	97	100,255
Series 2458, Class ZB, 7.00%, 6/15/32	268	283,057
Series 3762, Class SH, 0.00%, (9.771% - 30-day SOFR Average x 2.00, Floor 0.00%), 11/15/40(6)	350	281,793
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,118,922
Series 4273, Class SP, 0.00%, (11.695% - 30-day SOFR Average x 2.667, Floor 0.00%), 11/15/43(6)	503	441,900
Series 4678, Class PC, 3.00%, 1/15/46	1,982	1,886,221
Series 5035, Class AZ, 2.00%, 11/25/50	8,268	4,262,618
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(6)	2,047	1,291,839
Series 5327, Class B, 6.00%, 8/25/53	5,000	5,258,844
Series 5353, Class AZ, 6.50%, 11/25/53	2,122	2,272,313
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5410, Class KY, 6.00%, 5/25/54	$36,000	$ 37,967,569
Series 5414, Class CZ, 5.50%, 5/25/54	10,231	10,428,145
Series 5424, Class CZ, 6.00%, 6/25/54	15,575	16,462,132
Series 5428, Class Z, 6.00%, 7/25/54	4,060	4,326,346
Series 5429, Class DZ, 6.00%, 7/25/54	3,045	3,198,268
Series 5453, Class DZ, 5.50%, 9/25/54	5,023	5,119,451
Interest Only:(7)
Series 284, Class S6, 0.644%, (5.986% - 30-day SOFR Average), 10/15/42(6)	983	117,197
Series 362, Class C7, 3.50%, 9/15/47	4,003	767,886
Series 362, Class C11, 4.00%, 12/15/47	3,693	782,645
Series 4067, Class JI, 3.50%, 6/15/27	322	9,938
Series 4070, Class S, 0.644%, (5.986% - 30-day SOFR Average), 6/15/32(6)	1,902	136,684
Series 4094, Class CS, 0.544%, (5.886% - 30-day SOFR Average), 8/15/42(6)	548	63,790
Series 4095, Class HS, 0.644%, (5.986% - 30-day SOFR Average), 7/15/32(6)	355	15,734
Series 4109, Class ES, 0.694%, (6.036% - 30-day SOFR Average), 12/15/41(6)	81	9,946
Series 4110, Class SA, 0.194%, (5.536% - 30-day SOFR Average), 9/15/42(6)	1,672	135,484
Series 4149, Class S, 0.794%, (6.136% - 30-day SOFR Average), 1/15/33(6)	1,021	78,029
Series 4188, Class AI, 3.50%, 4/15/28	229	5,677
Series 4203, Class QS, 0.794%, (6.136% - 30-day SOFR Average), 5/15/43(6)	1,927	159,361
Series 4408, Class IP, 3.50%, 4/15/44	1,288	158,494
Series 4435, Class BI, 3.50%, 7/15/44	2,492	356,745
Series 4629, Class QI, 3.50%, 11/15/46	1,122	203,297
Series 4644, Class TI, 3.50%, 1/15/45	1,146	143,634
Series 4744, Class IO, 4.00%, 11/15/47	1,881	382,876
Series 4749, Class IL, 4.00%, 12/15/47	838	171,079
Series 4793, Class SD, 0.744%, (6.086% - 30-day SOFR Average), 6/15/48(6)	3,912	522,347
Series 4966, Class SY, 0.655%, (5.936% - 30-day SOFR Average), 4/25/50(6)	10,551	1,546,421
Principal Only:(8)
Series 242, Class PO, 0.00%, 11/15/36	1,575	1,301,232
Series 259, Class PO, 0.00%, 4/15/39	1,013	824,822
Series 3606, Class PO, 0.00%, 12/15/39	1,031	815,918
Series 4417, Class KO, 0.00%, 12/15/43	184	128,819
Series 4478, Class PO, 0.00%, 5/15/45	544	412,233
Federal National Mortgage Association:
Series 1996-57, Class Z, 7.00%, 12/25/26	38	38,217
Series 1997-77, Class Z, 7.00%, 11/18/27	36	36,692
Series 1998-44, Class ZA, 6.50%, 7/20/28	47	48,465
Series 1999-45, Class ZG, 6.50%, 9/25/29	14	14,004
Series 2000-22, Class PN, 6.00%, 7/25/30	197	199,252

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2002-21, Class PE, 6.50%, 4/25/32	$149	$ 155,757
Series 2005-75, Class CS, 2.622%, (23.742% - 30-day SOFR Average x 4.00), 9/25/35(6)	471	560,376
Series 2007-74, Class AC, 5.00%, 8/25/37	1,754	1,786,497
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(6)	187	186,101
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,334	1,067,578
Series 2013-6, Class TA, 1.50%, 1/25/43	1,031	921,774
Series 2013-67, Class NF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 7/25/43(2)	947	901,104
Series 2017-15, Class LE, 3.00%, 6/25/46	384	376,678
Series 2017-48, Class LG, 2.75%, 5/25/47	1,254	1,130,014
Interest Only:(7)
Series 2011-101, Class IC, 3.50%, 10/25/26	567	9,976
Series 2011-101, Class IE, 3.50%, 10/25/26	183	3,206
Series 2012-33, Class CI, 3.50%, 3/25/27	148	980
Series 2012-118, Class IN, 3.50%, 11/25/42	2,617	511,780
Series 2012-124, Class IO, 1.497%, 11/25/42(5)	1,002	47,637
Series 2012-125, Class IG, 3.50%, 11/25/42	8,336	1,737,941
Series 2012-150, Class SK, 0.755%, (6.036% - 30-day SOFR Average), 1/25/43(6)	1,536	193,040
Series 2013-12, Class SP, 0.255%, (5.536% - 30-day SOFR Average), 11/25/41(6)	227	4,783
Series 2013-15, Class DS, 0.805%, (6.086% - 30-day SOFR Average), 3/25/33(6)	2,934	194,702
Series 2013-16, Class SY, 0.755%, (6.036% - 30-day SOFR Average), 3/25/43(6)	832	106,125
Series 2013-64, Class PS, 0.855%, (6.136% - 30-day SOFR Average), 4/25/43(6)	1,097	98,296
Series 2013-75, Class SC, 0.855%, (6.136% - 30-day SOFR Average), 7/25/42(6)	1,233	38,824
Series 2014-32, Class EI, 4.00%, 6/25/44	311	57,264
Series 2014-55, Class IN, 3.50%, 7/25/44	644	122,721
Series 2014-89, Class IO, 3.50%, 1/25/45	861	166,882
Series 2015-52, Class MI, 3.50%, 7/25/45	761	147,569
Series 2018-21, Class IO, 3.00%, 4/25/48	3,450	559,322
Series 2019-1, Class AS, 0.605%, (5.886% - 30-day SOFR Average), 2/25/49(6)	5,433	442,859
Series 2019-33, Class SK, 0.655%, (5.936% - 30-day SOFR Average), 7/25/49(6)	3,630	416,074
Series 2020-23, Class SP, 0.655%, (5.936% - 30-day SOFR Average), 2/25/50(6)	3,292	485,320
Principal Only:(8)
Series 379, Class 1, 0.00%, 5/25/37	981	802,721
Series 2006-8, Class WQ, 0.00%, 3/25/36	1,603	1,326,694
Government National Mortgage Association:
Series 2017-121, Class DF, 5.00%, (1 mo. SOFR + 0.614%, Cap 5.00%), 8/20/47(2)	2,798	2,730,663
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2017-137, Class AF, 5.00%, (1 mo. SOFR + 0.614%, Cap 5.00%), 9/20/47(2)	$1,467	$ 1,430,703
Series 2018-6, Class JZ, 4.00%, 1/20/48	5,417	5,343,470
Series 2021-160, Class NZ, 3.00%, 9/20/51	1,561	972,194
Series 2021-165, Class MZ, 2.50%, 9/20/51	9,442	5,984,832
Series 2022-189, Class US, 3.134%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(6)	4,024	4,508,093
Series 2023-56, Class ZE, 6.00%, 4/20/53	10,885	11,554,037
Series 2023-63, Class S, 2.95%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	4,106	4,457,160
Series 2023-65, Class SD, 2.95%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	5,435	6,049,113
Series 2023-96, Class BL, 6.00%, 7/20/53	4,326	4,581,915
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,650,096
Series 2023-97, Class CB, 6.00%, 7/20/53	10,000	10,435,699
Series 2023-99, Class AL, 6.00%, 7/20/53	2,500	2,649,668
Series 2023-102, Class SG, 2.626%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(6)	7,235	7,809,444
Series 2023-115, Class AL, 6.00%, 8/20/53	8,500	8,913,697
Series 2023-116, Class CY, 6.00%, 8/20/53	5,000	5,246,785
Series 2023-133, Class S, 5.564%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(6)	3,787	4,093,897
Series 2023-149, Class S, 5.414%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(6)	4,407	4,859,957
Series 2023-150, Class AS, 6.948%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(6)	2,753	3,107,250
Series 2023-153, Class SM, 6.618%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(6)	3,431	3,865,176
Series 2023-164, Class EL, 6.00%, 11/20/53	6,000	6,223,103
Series 2023-165, Class DY, 6.00%, 11/20/53	12,000	12,413,751
Series 2023-165, Class EY, 6.50%, 11/20/53	30,000	31,440,624
Series 2023-173, Class AX, 6.00%, 11/20/53	6,000	6,258,694
Series 2023-181, Class CL, 6.50%, 11/20/53	2,000	2,144,414
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,139,798
Series 2024-20, Class PZ, 7.50%, 2/20/54	7,255	7,271,879
Interest Only:(7)
Series 2017-104, Class SD, 1.125%, (6.086% - 1 mo. SOFR), 7/20/47(6)	2,208	302,741
Series 2020-151, Class AI, 2.00%, 10/20/50	10,873	1,314,988
Series 2020-154, Class PI, 2.50%, 10/20/50	9,740	1,302,386
Series 2020-176, Class HI, 2.50%, 11/20/50	11,448	1,539,148
Series 2021-131, Class QI, 3.00%, 7/20/51	8,849	1,139,174
Series 2021-193, Class IU, 3.00%, 11/20/49	19,021	2,607,271
Series 2021-209, Class IW, 3.00%, 11/20/51	12,394	1,611,703

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
JPM Lending Facility, 11.96%, (SOFR + 7.00%), 7/15/29(2)	$8,250	$ 8,232,188
Total Collateralized Mortgage Obligations (identified cost $362,227,557)		$ 335,193,623

Commercial Mortgage-Backed Securities — 4.6%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(5)	$910	$ 368,583
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(5)	3,505	772,986
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.697%, 2/15/50(1)(5)	2,200	1,636,474
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 6.311%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	2,000	1,980,380
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class C, 4.901%, 1/10/48(5)	1,300	1,253,631
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(5)	3,500	3,124,606
Series 2016-C7, Class D, 4.51%, 12/10/54(1)(5)	1,675	1,363,368
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(1)	2,218	1,905,326
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.612%, 8/10/50(1)(5)	6,100	5,639,816
Series 2014-CR21, Class C, 4.643%, 12/10/47(5)	2,000	1,916,568
Series 2015-CR22, Class D, 4.199%, 3/10/48(1)(5)	4,100	3,079,621
CSMC Trust:
Series 2016-NXSR, Class C, 4.57%, 12/15/49(5)	2,770	2,342,449
Series 2016-NXSR, Class D, 4.57%, 12/15/49(1)(5)	3,000	2,269,151
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.645%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	1,477	1,488,231
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.649%, 9/15/47(1)(5)	1,376	832,538
Series 2014-C23, Class D, 4.214%, 9/15/47(1)(5)	3,488	3,026,786
Series 2014-C25, Class D, 4.123%, 11/15/47(1)(5)	3,200	1,569,412
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.116%, 1/15/46(1)(5)	431	400,377
Series 2013-C16, Class D, 5.05%, 12/15/46(1)(5)	2,612	2,307,823
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	327,392
Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: (continued)
Series 2021-MHC, Class C, 6.762%, (1 mo. SOFR + 1.664%), 4/15/38(1)(2)	$1,900	$ 1,891,882
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.442%, 6/15/47(5)(9)	133	127,766
Series 2015-C23, Class D, 4.275%, 7/15/50(1)(5)(9)	2,670	2,520,546
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(9)	3,577	3,055,888
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(5)(9)	1,600	1,127,009
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(9)	4,489	2,389,798
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.061%, 4/10/46(1)(5)	3,770	3,275,278
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.082%, 7/15/46(1)(5)	3,000	1,095,060
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,106,520
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,850	1,586,525
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	1,500	1,101,591
Total Commercial Mortgage-Backed Securities (identified cost $68,896,616)		$ 57,883,381

Common Stocks — 0.7%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(10)(11)(12)	31	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(11)(12)	26,092	$ 547,932
Phoenix Services International LLC(11)(12)	17,026	76,617
Phoenix Services International LLC(11)(12)	1,554	6,993
		$ 631,542
Containers and Glass Products — 0.1%
LG Parent Holding Co.(11)(12)	166,175	$ 747,787
		$ 747,787
Electronics/Electrical — 0.0%(13)
Skillsoft Corp.(11)(12)	7,153	$ 110,872
		$ 110,872

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment — 0.0%(13)
New Cineworld Ltd.(11)(12)	12,854	$ 264,310
		$ 264,310
Health Care — 0.1%
Akorn Holding Co. LLC(10)(11)(12)	42,374	$ 0
Envision Parent, Inc.(11)(12)	146,518	1,575,068
		$ 1,575,068
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(11)(12)	246,099	$ 1,799,599
Serta SSB Equipment Co.(10)(11)(12)	246,099	0
		$ 1,799,599
Investment Companies — 0.0%(13)
Aegletes BV(11)(12)	11,215	$ 7,290
		$ 7,290
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(11)(12)	14,636	$ 1,141,608
		$ 1,141,608
Oil and Gas — 0.0%
AFG Holdings, Inc.(10)(11)(12)	29,751	$ 0
		$ 0
Pharmaceuticals — 0.2%
Covis Midco 1 SARL, Class A(11)(12)	560	$ 285
Covis Midco 1 SARL, Class B(11)(12)	560	285
Covis Midco 1 SARL, Class C(11)(12)	560	286
Covis Midco 1 SARL, Class D(11)(12)	560	286
Covis Midco 1 SARL, Class E(11)(12)	560	286
Endo, Inc.(11)	21,612	550,674
Mallinckrodt International Finance SA(11)(12)	31,584	2,400,384
		$ 2,952,486
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(10)(11)(12)	807	$ 0
Jubilee Enterprise PCL, Class A2(10)(11)(12)	644,824	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(10)(11)(12)	582	$ 0
		$ 0
Security	Shares	Value
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(10)(11)(12)	37,259	$ 0
		$ 0
Total Common Stocks (identified cost $12,235,762)		$ 9,230,562

Convertible Bonds — 0.1%
Security	Principal Amount* (000's omitted)		Value
Energy — 0.1%
NextEra Energy Partners LP, 2.50%, 6/15/26(1)		1,825	$ 1,722,266
			$ 1,722,266
Semiconductors & Semiconductor Equipment — 0.0%(13)
ams-OSRAM AG, Series AMS, 0.00%, 3/5/25(14)	EUR	200	$ 217,064
			$ 217,064
Total Convertible Bonds (identified cost $1,893,901)			$ 1,939,330

Corporate Bonds — 45.9%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 1.4%
Bombardier, Inc.:
7.00%, 6/1/32(1)	710	$ 743,502
7.25%, 7/1/31(1)	825	873,209
7.875%, 4/15/27(1)	1,019	1,022,497
8.75%, 11/15/30(1)	1,125	1,236,740
Moog, Inc., 4.25%, 12/15/27(1)	955	928,253
Rolls-Royce PLC, 5.75%, 10/15/27(1)	3,387	3,494,798
TransDigm, Inc.:
4.625%, 1/15/29	2,965	2,865,807
5.50%, 11/15/27	2,552	2,545,157
6.375%, 3/1/29(1)	650	671,431
6.625%, 3/1/32(1)	1,045	1,089,509
6.75%, 8/15/28(1)	1,812	1,867,335
		$ 17,338,238
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	814	$ 822,546
		$ 822,546

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Air Transport — 0.2%
Deutsche Lufthansa AG, 4.382% to 2/12/26, 8/12/75(14)(15)	EUR	200	$ 222,775
Gatwick Airport Finance PLC, 4.375%, 4/7/26(14)	GBP	300	393,040
Heathrow Finance PLC:
4.125%, 9/1/29(14)	GBP	100	122,545
6.625%, 3/1/31(14)	GBP	220	294,851
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)		1,330	1,347,433
			$ 2,380,644
Automotive — 1.7%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		512	$ 488,692
4.75%, 3/1/30		1,134	1,086,306
5.00%, 2/15/32(1)		217	205,912
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(14)	EUR	150	166,686
6.25%, 5/15/26(1)		1,504	1,504,588
8.50%, 5/15/27(1)		3,484	3,501,876
Dana Financing Luxembourg SARL:
3.00%, 7/15/29(14)	EUR	100	98,326
8.50%, 7/15/31(14)	EUR	300	356,316
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		1,445	1,273,386
Ford Motor Co.:
4.75%, 1/15/43		1,274	1,056,317
7.45%, 7/16/31		457	505,259
9.625%, 4/22/30		201	238,406
Forvia SE:
2.375%, 6/15/29(14)	EUR	100	99,410
2.75%, 2/15/27(14)	EUR	100	107,077
5.50%, 6/15/31(14)	EUR	505	558,276
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		1,433	1,319,124
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(16)		200	195,956
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(14)(16)	EUR	100	117,105
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		651	608,052
4.375%, 1/15/31(1)		1,171	1,090,527
4.625%, 12/15/27(1)		514	502,972
Mahle GmbH, 6.50%, 5/2/31(14)	EUR	100	108,212
RCI Banque SA, 5.50% to 7/9/29, 10/9/34(14)(15)	EUR	100	113,844
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		2,173	1,892,039
Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Renault SA:
2.375%, 5/25/26(14)	EUR	100	$ 109,305
2.50%, 6/2/27(14)	EUR	600	650,358
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,297	1,218,772
4.875%, 11/15/31(1)		1,081	998,697
Volkswagen International Finance NV:
3.875% to 6/17/29(14)(15)(17)	EUR	400	415,019
7.875% to 9/6/32(14)(15)(17)	EUR	200	250,910
ZF Europe Finance BV, 6.125%, 3/13/29(14)	EUR	200	227,389
ZF Finance GmbH, 5.75%, 8/3/26(14)	EUR	100	113,413
			$ 21,178,527
Beverage and Tobacco — 0.2%
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		1,942	$ 1,941,797
			$ 1,941,797
Building and Development — 2.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		392	$ 376,651
4.625%, 4/1/30(1)		1,097	1,051,930
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		2,498	2,311,090
5.00%, 3/1/30(1)		1,085	1,064,935
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		2,055	1,904,750
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.375%, 12/15/30(14)	EUR	600	702,600
6.625%, 12/15/30(1)		1,782	1,839,639
HT Troplast GmbH, 9.375%, 7/15/28(14)	EUR	125	143,853
James Hardie International Finance DAC, 3.625%, 10/1/26(14)	EUR	400	443,312
KB Home:
4.00%, 6/15/31		86	79,623
4.80%, 11/15/29		556	549,062
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,620	1,699,092
Meritage Homes Corp., 3.875%, 4/15/29(1)		596	570,105
Miller Homes Group Finco PLC:
7.00%, 5/15/29(14)	GBP	100	130,471
8.792%, (3 mo. EURIBOR + 5.25%), 5/15/28(2)(14)	EUR	200	225,830
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		559	544,370
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		1,187	1,130,458
7.50%, 10/15/27(1)		225	225,939

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		3,078	$ 3,092,270
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		670	694,320
Standard Industries, Inc.:
2.25%, 11/21/26(14)	EUR	125	134,619
3.375%, 1/15/31(1)		2,339	2,085,766
4.375%, 7/15/30(1)		1,779	1,685,127
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		1,300	1,378,356
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		808	825,505
White Cap Buyer LLC, 6.875%, 10/15/28(1)		1,237	1,249,620
White Cap Parent LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(16)		1,691	1,693,640
			$ 27,832,933
Business Equipment and Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		1,900	$ 1,883,698
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)		630	644,079
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)		1,148	1,151,554
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)		1,316	1,238,439
4.625%, 6/1/28(1)		549	515,649
			$ 5,433,419
Cable and Satellite Television — 1.7%
Altice Financing SA:
2.25%, 1/15/25(14)	EUR	400	$ 439,722
3.00%, 1/15/28(14)	EUR	100	91,487
4.25%, 8/15/29(14)	EUR	200	179,391
5.00%, 1/15/28(1)		814	689,284
5.75%, 8/15/29(1)		611	491,589
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		2,589	2,284,481
4.50%, 8/15/30(1)		1,814	1,645,674
4.50%, 5/1/32		535	463,004
4.75%, 3/1/30(1)		1,789	1,646,930
5.00%, 2/1/28(1)		1,755	1,708,497
5.375%, 6/1/29(1)		595	573,867
6.375%, 9/1/29(1)		1,974	1,977,721
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)		340	334,063
DISH Network Corp., 11.75%, 11/15/27(1)		1,293	1,358,096
Sunrise HoldCo IV BV, 5.50%, 1/15/28(1)		593	590,892
Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television (continued)
Virgin Media Finance PLC:
3.75%, 7/15/30(14)	EUR	125	$ 125,421
5.00%, 7/15/30(1)		946	833,042
Virgin Media Secured Finance PLC, 5.25%, 5/15/29(14)	GBP	200	252,349
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(14)	GBP	725	897,852
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		1,862	1,796,052
VZ Vendor Financing II BV, 2.875%, 1/15/29(14)	EUR	200	206,081
Ziggo Bond Co. BV:
3.375%, 2/28/30(14)	EUR	230	232,712
5.125%, 2/28/30(1)		560	516,829
6.00%, 1/15/27(1)		745	745,251
Ziggo BV, 4.875%, 1/15/30(1)		628	597,422
			$ 20,677,709
Capital Goods — 0.1%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		948	$ 915,249
4.125%, 4/15/29(1)		733	705,029
			$ 1,620,278
Chemicals — 0.3%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(16)		1,360	$ 1,382,859
Calderys Financing LLC, 11.25%, 6/1/28(1)		2,315	2,491,558
CTEC II GmbH, 5.25%, 2/15/30(14)	EUR	250	258,721
			$ 4,133,138
Chemicals and Plastics — 0.9%
Avient Corp.:
6.25%, 11/1/31(1)		700	$ 718,150
7.125%, 8/1/30(1)		1,762	1,838,836
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)(3)		895	915,137
Herens Holdco SARL, 4.75%, 5/15/28(1)		545	476,208
Herens Midco SARL, 5.25%, 5/15/29(14)	EUR	400	334,615
INEOS Finance PLC:
2.875%, 5/1/26(14)	EUR	100	109,680
6.375%, 4/15/29(14)	EUR	100	115,170
Italmatch Chemicals SpA, 10.00%, 2/6/28(14)	EUR	400	474,794
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		1,759	1,633,719
Olympus Water U.S. Holding Corp.:
3.875%, 10/1/28(14)	EUR	110	118,016

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics (continued)
Olympus Water U.S. Holding Corp.: (continued)
9.625%, 11/15/28(14)	EUR	525	$ 628,513
9.75%, 11/15/28(1)		2,512	2,684,095
Valvoline, Inc., 3.625%, 6/15/31(1)		1,403	1,256,966
			$ 11,303,899
Clothing/Textiles — 0.2%
Hanesbrands, Inc., 9.00%, 2/15/31(1)		1,710	$ 1,847,388
PrestigeBidCo GmbH, 7.459%, (3 mo. EURIBOR + 3.75%), 7/1/29(2)(14)	EUR	100	112,846
William Carter Co., 5.625%, 3/15/27(1)		811	810,071
			$ 2,770,305
Commercial Services — 2.0%
Amber Finco PLC, 6.625%, 7/15/29(1)	EUR	165	$ 192,578
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		2,227	2,084,017
4.625%, 10/1/27(1)		156	152,626
APi Group DE, Inc., 4.75%, 10/15/29(1)		2,510	2,420,499
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(14)	EUR	100	108,526
Boels Topholding BV, 5.75%, 5/15/30(14)	EUR	430	494,306
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		1,328	1,426,109
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(14)	GBP	200	290,015
Cimpress PLC, 7.375%, 9/15/32(1)		885	893,275
HealthEquity, Inc., 4.50%, 10/1/29(1)		1,674	1,619,909
IPD 3 BV:
6.856%, (3 mo. EURIBOR + 3.375%), 6/15/31(2)(14)	EUR	100	111,782
8.00%, 6/15/28(14)	EUR	425	501,854
Korn Ferry, 4.625%, 12/15/27(1)		1,412	1,381,346
Loxam SAS, 2.875%, 4/15/26(14)	EUR	100	110,662
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		2,923	2,811,157
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		783	767,728
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,647	1,519,880
Pachelbel Bidco SpA:
7.125%, 5/17/31(1)	EUR	120	142,714
7.125%, 5/17/31(14)	EUR	100	118,929
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)		1,046	1,092,873
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		266	234,211
Verisure Holding AB:
3.25%, 2/15/27(14)	EUR	400	437,735
9.25%, 10/15/27(14)	EUR	125	146,101
Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
Verisure Midholding AB, 5.25%, 2/15/29(14)	EUR	325	$ 359,730
VT Topco, Inc., 8.50%, 8/15/30(1)		2,193	2,341,997
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		1,234	1,300,868
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		2,060	2,050,683
			$ 25,112,110
Computers — 0.6%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(14)	EUR	100	$ 112,266
Amentum Escrow Corp., 7.25%, 8/1/32(1)		520	543,165
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		1,272	1,328,800
McAfee Corp., 7.375%, 2/15/30(1)		2,175	2,123,535
NCR Voyix Corp., 5.125%, 4/15/29(1)		270	264,444
Seagate HDD Cayman:
4.091%, 6/1/29		418	401,763
9.625%, 12/1/32		1,800	2,091,554
			$ 6,865,527
Containers and Glass Products — 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(14)	EUR	1,225	$ 1,164,317
4.00%, 9/1/29(1)		1,139	1,017,734
Berry Global, Inc., 5.625%, 7/15/27(1)		968	967,812
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		2,027	1,899,911
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		660	650,195
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		750	748,002
			$ 6,447,971
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		441	$ 417,622
5.50%, 6/1/28(1)		1,067	1,061,742
			$ 1,479,364
Distribution & Wholesale — 0.8%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		1,959	$ 1,967,212
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		2,429	2,312,252
5.50%, 10/15/27(1)		935	933,263
6.125%, 9/15/32(1)		960	982,181

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Distribution & Wholesale (continued)
Rexel SA, 5.25%, 9/15/30(14)	EUR	150	$ 174,391
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)		1,132	1,171,718
7.75%, 3/15/31(1)		422	449,962
Travis Perkins PLC, 3.75%, 2/17/26(14)	GBP	125	161,641
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		2,067	2,213,608
			$ 10,366,228
Diversified Financial Services — 1.3%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		910	$ 933,721
American AgCredit Corp., Series A, 5.25% to 6/15/26(1)(15)(17)		410	399,750
CI Financial Corp., 4.10%, 6/15/51		1,380	962,390
Encore Capital Group, Inc., 7.935%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(14)	EUR	100	111,866
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		1,175	1,186,980
Hightower Holding LLC, 9.125%, 1/31/30(1)		1,010	1,054,978
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		1,905	1,835,190
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)		840	840,810
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(1)		465	484,308
6.50%, 3/26/31(1)		562	593,594
8.125%, 3/30/29(1)		1,530	1,621,956
ProGroup AG:
5.125%, 4/15/29(14)	EUR	164	179,215
5.375%, 4/15/31(14)	EUR	333	362,140
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		2,648	2,492,049
4.00%, 10/15/33(1)		225	201,179
Sherwood Financing PLC, 6.00%, 11/15/26(14)	GBP	150	189,844
Unifin Financiera SAB de CV:
7.375%, 2/12/26(1)(10)(18)		620	0
7.375%, 2/12/26(1)(10)(18)		620	0
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)		2,806	2,413,216
			$ 15,863,186
Drugs — 0.3%
Gruenenthal GmbH, 3.625%, 11/15/26(14)	EUR	310	$ 343,662
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30		2,255	2,197,924
4.90%, 12/15/44		588	492,036
Security	Principal Amount* (000's omitted)		Value
Drugs (continued)
Perrigo Finance Unlimited Co.: (continued)
5.375%, 9/30/32	EUR	250	$ 283,589
			$ 3,317,211
Ecological Services and Equipment — 0.9%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		551	$ 543,651
5.125%, 7/15/29(1)		332	328,129
6.375%, 2/1/31(1)		643	659,305
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		1,679	1,599,860
3.75%, 8/1/25(1)		776	770,402
4.375%, 8/15/29(1)		2,000	1,918,763
4.75%, 6/15/29(1)		3,095	3,021,691
Paprec Holding SA, 7.25%, 11/17/29(14)	EUR	100	118,479
Reworld Holding Corp.:
4.875%, 12/1/29(1)		1,536	1,447,189
5.00%, 9/1/30		319	299,895
Wrangler Holdco Corp., 6.625%, 4/1/32(1)		690	717,804
			$ 11,425,168
Electric Utilities — 0.6%
Alpha Generation LLC, 6.75%, 10/15/32(1)		770	$ 781,336
Electricite de France SA, 7.50% to 9/6/28(14)(15)(17)	EUR	400	489,418
Enel SpA, 6.625% to 4/16/31(14)(15)(17)	EUR	300	372,329
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(14)	EUR	323	340,001
Nexans SA, 4.125%, 5/29/29(14)	EUR	100	113,166
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,112	1,076,614
TransAlta Corp., 7.75%, 11/15/29		1,045	1,104,715
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)		848	877,136
6.625%, 3/15/32(1)		854	890,596
7.25%, 6/15/28(1)		915	937,675
			$ 6,982,986
Electronics/Electrical — 0.8%
Coherent Corp., 5.00%, 12/15/29(1)		1,219	$ 1,193,223
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)		825	866,537
Imola Merger Corp., 4.75%, 5/15/29(1)		3,165	3,091,116
Open Text Corp., 3.875%, 2/15/28(1)		1,009	964,512
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		883	829,733
RWE AG, 6.625% to 3/30/26, 7/30/75(14)(15)		266	268,717

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Electronics/Electrical (continued)
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		1,660	$ 1,521,616
4.375%, 2/15/30(1)		627	599,828
6.625%, 7/15/32(1)		400	417,369
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		517	517,174
			$ 10,269,825
Energy — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(18)		1,391	$ 60,334
Sunoco LP, 7.25%, 5/1/32(1)		1,130	1,198,746
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		1,692	1,622,380
			$ 2,881,460
Engineering & Construction — 0.7%
Arcosa, Inc., 6.875%, 8/15/32(1)		1,046	$ 1,095,585
Artera Services LLC, 8.50%, 2/15/31(1)		1,535	1,521,038
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,038	1,034,790
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,389	1,342,128
TopBuild Corp., 4.125%, 2/15/32(1)		1,562	1,440,250
VM Consolidated, Inc., 5.50%, 4/15/29(1)		1,899	1,883,863
			$ 8,317,654
Entertainment — 1.4%
Allwyn Entertainment Financing U.K. PLC:
7.25%, 4/30/30(14)	EUR	525	$ 622,661
7.875%, 4/30/29(1)		1,985	2,093,131
Boyne USA, Inc., 4.75%, 5/15/29(1)		1,357	1,305,544
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		529	503,535
6.50%, 2/15/32(1)		1,068	1,105,422
7.00%, 2/15/30(1)		800	836,305
8.125%, 7/1/27(1)		1,589	1,622,712
Churchill Downs, Inc., 5.75%, 4/1/30(1)		1,751	1,754,196
Cirsa Finance International SARL:
4.50%, 3/15/27(14)	EUR	200	222,260
6.50%, 3/15/29(14)	EUR	200	233,440
7.875%, 7/31/28(14)	EUR	100	118,373
CPUK Finance Ltd.:
4.50%, 8/28/27(14)	GBP	100	126,112
6.50%, 8/28/26(14)	GBP	100	133,257
7.875%, 8/28/29(14)	GBP	130	178,507
Flutter Treasury DAC, 5.00%, 4/29/29(14)	EUR	135	155,257
Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Inter Media and Communication SpA, 6.75%, 2/9/27(14)	EUR	595	$ 672,933
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		791	769,900
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		1,647	1,662,549
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)		1,226	1,209,749
Lottomatica SpA, 7.505%, (3 mo. EURIBOR + 4.00%), 12/15/30(2)(14)	EUR	200	224,741
Motion Finco SARL, 7.375%, 6/15/30(14)	EUR	400	451,237
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,515	1,490,024
			$ 17,491,845
Financial Intermediaries — 0.6%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(15)(17)		1,647	$ 1,440,409
Alpha Holding SA de CV:
9.00%, 2/10/25(1)(18)		721	3,945
10.00%, 12/19/22(1)(18)		188	1,030
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		1,807	1,757,054
Ford Motor Credit Co. LLC:
2.90%, 2/16/28		420	390,074
3.625%, 6/17/31		2,307	2,047,249
4.00%, 11/13/30		995	920,281
MSCI, Inc.:
3.625%, 9/1/30(1)		520	489,637
3.875%, 2/15/31(1)		899	851,440
			$ 7,901,119
Financial Services — 0.2%
Viet Nam Debt & Asset Trading Corp., 1.00%, 10/10/25(14)		2,600	$ 2,418,000
			$ 2,418,000
Food Products — 0.5%
Flora Food Management BV, 6.875%, 7/2/29(14)	EUR	110	$ 122,666
Ingles Markets, Inc., 4.00%, 6/15/31(1)		1,502	1,375,159
La Doria SpA, 8.155%, (3 mo. EURIBOR + 4.50%), 11/12/29(2)(14)	EUR	200	226,253
Lion/Polaris Lux 4 SA, 6.951%, (3 mo. EURIBOR + 3.625%), 7/1/29(1)(2)	EUR	100	112,080
Market Bidco Finco PLC, 4.75%, 11/4/27(14)	EUR	125	133,935
Nomad Foods Bondco PLC, 2.50%, 6/24/28(14)	EUR	236	249,116
Picard Groupe SAS, 6.375%, 7/1/29(1)	EUR	100	114,707

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Food Products (continued)
Pilgrim's Pride Corp.:
3.50%, 3/1/32		1,979	$ 1,758,765
6.875%, 5/15/34		740	822,178
Post Holdings, Inc., 6.25%, 2/15/32(1)		1,176	1,212,407
Premier Foods Finance PLC, 3.50%, 10/15/26(14)	GBP	125	163,887
			$ 6,291,153
Food Service — 0.9%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)		1,906	$ 1,833,161
4.00%, 10/15/30(1)		2,705	2,496,784
4.375%, 1/15/28(1)		1,014	986,181
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)		175	170,599
7.625%, 7/1/29(1)		2,278	2,395,023
Fiesta Purchaser, Inc., 7.875%, 3/1/31(1)		1,015	1,077,809
U.S. Foods, Inc., 4.75%, 2/15/29(1)		1,837	1,792,858
Yum! Brands, Inc., 3.625%, 3/15/31		603	557,500
			$ 11,309,915
Food/Drug Retailers — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)		1,028	$ 1,014,385
5.875%, 2/15/28(1)		2,145	2,160,948
			$ 3,175,333
Forest Products & Paper — 0.1%
WEPA Hygieneprodukte GmbH, 5.625%, 1/15/31(14)	EUR	660	$ 754,102
			$ 754,102
Health Care — 2.9%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		610	$ 600,630
Avantor Funding, Inc., 3.875%, 7/15/28(14)	EUR	100	111,085
Cerba Healthcare SACA, 3.50%, 5/31/28(14)	EUR	550	518,989
Chrome Holdco SAS, 5.00%, 5/31/29(14)	EUR	200	143,582
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)		480	505,326
Encompass Health Corp.:
4.625%, 4/1/31		683	654,512
4.75%, 2/1/30		639	625,068
Ephios Subco 3 SARL, 7.875%, 1/31/31(14)	EUR	160	192,269
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		1,427	1,438,152
HCA, Inc., 5.875%, 2/15/26		2,705	2,734,016
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		4,006	4,291,118
Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
IQVIA, Inc.:
2.25%, 1/15/28(14)	EUR	250	$ 265,787
2.25%, 3/15/29(14)	EUR	300	313,869
2.875%, 6/15/28(14)	EUR	100	108,246
5.00%, 10/15/26(1)		850	848,396
5.00%, 5/15/27(1)		685	681,420
6.50%, 5/15/30(1)		825	861,566
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)		989	970,724
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		2,888	2,731,611
9.875%, 8/15/30(1)		825	909,360
10.00%, 6/1/32(1)		375	412,731
Medline Borrower LP, 5.25%, 10/1/29(1)		4,431	4,350,899
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		1,330	1,236,453
3.875%, 5/15/32(1)		1,450	1,327,239
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,991	1,893,318
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		1,320	1,379,430
Team Health Holdings, Inc, 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		77	85,388
Tenet Healthcare Corp.:
4.375%, 1/15/30		187	179,546
5.125%, 11/1/27		1,607	1,602,219
6.125%, 10/1/28		1,593	1,606,987
6.875%, 11/15/31		878	961,757
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		1,710	1,773,285
Varex Imaging Corp., 7.875%, 10/15/27(1)		558	570,158
			$ 36,885,136
Health Care Providers & Services — 0.1%
Catalent Pharma Solutions, Inc.:
2.375%, 3/1/28(14)	EUR	150	$ 164,444
3.50%, 4/1/30(1)		1,465	1,442,175
			$ 1,606,619
Home Furnishings — 0.2%
Tempur Sealy International, Inc.:
3.875%, 10/15/31(1)		1,932	$ 1,724,199
4.00%, 4/15/29(1)		968	903,703
			$ 2,627,902
Homebuilders/Real Estate — 0.0%(13)
M/I Homes, Inc., 4.95%, 2/1/28		459	$ 451,616
			$ 451,616

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure — 0.1%
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 7/27/30(1)		600	$ 633,808
			$ 633,808
Housewares — 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(1)(3)		1,515	$ 1,518,333
			$ 1,518,333
Industrial Equipment — 0.2%
Alstom SA, 5.868% to 5/29/29(14)(15)(17)	EUR	200	$ 230,117
Madison IAQ LLC, 5.875%, 6/30/29(1)		1,660	1,617,683
TK Elevator Holdco GmbH, 6.625%, 7/15/28(14)	EUR	270	300,565
TK Elevator Midco GmbH, 4.375%, 7/15/27(14)	EUR	425	470,190
			$ 2,618,555
Insurance — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
6.75%, 10/15/27(1)		2,323	$ 2,316,136
7.00%, 1/15/31(1)		808	830,925
7.375%, 10/1/32(1)		285	289,304
AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,010	969,301
AssuredPartners, Inc., 5.625%, 1/15/29(1)		450	433,609
Galaxy Finco Ltd., 9.25%, 7/31/27(14)	GBP	475	630,388
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		820	820,546
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		1,539	1,674,964
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		2,679	2,812,130
Ryan Specialty LLC, 5.875%, 8/1/32(1)		975	991,917
			$ 11,769,220
Internet Software & Services — 0.6%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		655	$ 603,321
6.125%, 12/1/28(1)		1,854	1,589,078
Cars.com, Inc., 6.375%, 11/1/28(1)		1,770	1,784,190
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		1,727	1,547,951
Science Applications International Corp., 4.875%, 4/1/28(1)		1,487	1,457,475
United Group BV:
3.125%, 2/15/26(14)	EUR	200	220,293
6.75%, 2/15/31(14)	EUR	120	139,088
Security	Principal Amount* (000's omitted)		Value
Internet Software & Services (continued)
United Group BV: (continued)
7.792%, (3 mo. EURIBOR + 4.25%), 2/15/31(2)(14)	EUR	100	$ 111,433
			$ 7,452,829
Leisure Goods/Activities/Movies — 2.0%
Acushnet Co., 7.375%, 10/15/28(1)		1,142	$ 1,204,968
Carnival Corp.:
5.75%, 3/1/27(1)		1,316	1,333,605
5.75%, 1/15/30(14)	EUR	100	119,355
6.00%, 5/1/29(1)		2,081	2,109,768
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		1,481	1,457,415
7.00%, 8/1/32(1)		1,015	1,060,435
LHMC Finco 2 SARL, 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(14)(16)	EUR	158	176,715
Life Time, Inc.:
5.75%, 1/15/26(1)		1,268	1,270,115
8.00%, 4/15/26(1)		846	854,461
NCL Corp. Ltd.:
5.875%, 3/15/26(1)		2,601	2,602,786
5.875%, 2/15/27(1)		517	519,178
7.75%, 2/15/29(1)		433	464,316
NCL Finance Ltd., 6.125%, 3/15/28(1)		1,000	1,020,709
Piaggio & C SpA, 6.50%, 10/5/30(14)	EUR	200	236,164
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,511	1,387,999
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28		590	569,762
6.00%, 2/1/33(1)		1,105	1,133,519
6.25%, 3/15/32(1)		845	877,080
TUI AG, 5.875%, 3/15/29(14)	EUR	600	697,320
TUI Cruises GmbH, 6.25%, 4/15/29(14)	EUR	250	293,414
Viking Cruises Ltd.:
5.875%, 9/15/27(1)		2,472	2,472,003
6.25%, 5/15/25(1)		1,690	1,688,777
7.00%, 2/15/29(1)		658	666,805
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		422	420,922
			$ 24,637,591
Lodging and Casinos — 0.1%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		980	$ 992,445
TVL Finance PLC, 10.25%, 4/28/28(14)	GBP	220	308,688
			$ 1,301,133

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Machinery — 0.3%
Chart Industries, Inc., 9.50%, 1/1/31(1)		1,984	$ 2,164,280
Dynamo Newco II GmbH, 6.25%, 10/15/31(1)	EUR	235	263,552
Esab Corp., 6.25%, 4/15/29(1)		1,083	1,113,658
EVOCA SpA, 8.962%, (3 mo. EURIBOR + 5.25%), 4/9/29(2)(14)	EUR	344	388,167
IMA Industria Macchine Automatiche SpA:
3.75%, 1/15/28(14)	EUR	121	131,309
7.435%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(14)	EUR	150	169,089
			$ 4,230,055
Media — 0.3%
CSC Holdings LLC, 11.75%, 1/31/29(1)		571	$ 552,280
iHeartCommunications, Inc., 6.375%, 5/1/26		179	156,863
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)		610	581,360
4.625%, 3/15/30(1)		925	879,740
7.375%, 2/15/31(1)		1,475	1,575,927
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(14)(16)	EUR	409	471,329
			$ 4,217,499
Metals/Mining — 1.2%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		3,254	$ 3,681,799
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		2,449	2,439,600
Constellium SE, 5.625%, 6/15/28(1)		630	629,255
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)		1,215	1,289,351
Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,600	1,608,416
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		1,085	1,074,142
6.125%, 4/1/29(1)		489	496,450
Novelis Corp.:
3.25%, 11/15/26(1)		690	666,449
4.75%, 1/30/30(1)		1,068	1,036,356
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(14)	EUR	600	639,273
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		1,513	1,453,434
			$ 15,014,525
Nonferrous Metals/Minerals — 0.2%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		1,333	$ 1,331,820
New Gold, Inc., 7.50%, 7/15/27(1)		1,379	1,407,552
			$ 2,739,372
Security	Principal Amount* (000's omitted)		Value
Oil and Gas — 2.0%
Aethon United BR LP/Aethon United Finance Corp.:
7.50%, 10/1/29(1)(3)		1,475	$ 1,495,591
8.25%, 2/15/26(1)		1,570	1,589,532
Civitas Resources, Inc., 8.625%, 11/1/30(1)		2,678	2,839,542
Matador Resources Co., 6.50%, 4/15/32(1)		1,400	1,398,959
Nabors Industries Ltd., 7.50%, 1/15/28(1)		665	624,084
Parkland Corp.:
4.50%, 10/1/29(1)		376	356,244
4.625%, 5/1/30(1)		1,501	1,416,563
Permian Resources Operating LLC:
5.375%, 1/15/26(1)		232	231,793
5.875%, 7/1/29(1)		2,252	2,251,824
6.25%, 2/1/33(1)		935	950,773
7.00%, 1/15/32(1)		1,214	1,263,959
Petroleos de Venezuela SA:
5.375%, 4/12/27(14)(18)		1,233	119,883
5.50%, 4/12/37(14)(18)		432	43,073
6.00%, 10/28/22(14)(18)		308	26,556
6.00%, 5/16/24(14)(18)		1,578	153,006
6.00%, 11/15/26(14)(18)		897	87,443
8.50%, 10/27/20(14)(18)		75	69,375
9.00%, 11/17/21(14)(18)		566	58,968
9.75%, 5/17/35(14)(18)		635	69,861
12.75%, 2/17/22(14)(18)		393	45,125
Petroleos Mexicanos:
6.50%, 3/13/27		235	230,593
6.84%, 1/23/30		416	385,495
6.875%, 8/4/26		367	365,792
Precision Drilling Corp.:
6.875%, 1/15/29(1)		932	930,817
7.125%, 1/15/26(1)		309	309,856
Repsol International Finance BV, 4.50% to 3/25/25, 3/25/75(14)(15)	EUR	100	111,505
Seadrill Finance Ltd., 8.375%, 8/1/30(1)		513	535,965
SM Energy Co., 7.00%, 8/1/32(1)		1,070	1,074,869
Southwestern Energy Co., 4.75%, 2/1/32		1,485	1,421,754
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)		641	641,501
Transocean, Inc., 8.75%, 2/15/30(1)		601	627,054
Vital Energy, Inc.:
7.875%, 4/15/32(1)		694	672,798
9.75%, 10/15/30		1,026	1,097,240
Weatherford International Ltd., 8.625%, 4/30/30(1)		1,355	1,412,922
Wintershall Dea Finance 2 BV, Series NC5, 2.499% to 4/20/26(14)(15)(17)	EUR	200	214,164
			$ 25,124,479

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Packaging & Containers — 0.3%
Ball Corp., 6.875%, 3/15/28		474	$ 491,266
Kleopatra Finco SARL, 4.25%, 3/1/26(14)	EUR	140	146,596
OI European Group BV, 6.25%, 5/15/28(14)	EUR	125	145,179
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		1,382	1,421,500
Trivium Packaging Finance BV:
5.50%, 8/15/26(1)		424	422,721
7.292%, (3 mo. EURIBOR + 3.75%), 8/15/26(2)(14)	EUR	300	335,398
8.50%, 8/15/27(1)		810	812,744
			$ 3,775,404
Pharmaceuticals — 0.8%
Bayer AG, 5.375% to 6/25/30, 3/25/82(14)(15)	EUR	500	$ 552,747
BellRing Brands, Inc., 7.00%, 3/15/30(1)		2,444	2,560,244
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		900	965,505
Grifols SA, 7.50%, 5/1/30(14)	EUR	150	177,711
Nidda Healthcare Holding GmbH, 7.50%, 8/21/26(14)	EUR	400	461,147
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(1)		1,119	1,099,874
Prestige Brands, Inc., 3.75%, 4/1/31(1)		752	689,339
Rossini SARL, 6.75%, 12/31/29(14)	EUR	455	533,453
Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/31	EUR	100	132,125
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46		3,321	2,471,375
			$ 9,643,520
Pipelines — 2.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)		1,874	$ 1,877,143
Cheniere Energy Partners LP, 4.00%, 3/1/31		2,706	2,562,862
DT Midstream, Inc., 4.125%, 6/15/29(1)		1,449	1,387,101
Energy Transfer LP, 5.00%, 5/15/50		1,094	989,021
EQM Midstream Partners LP:
4.50%, 1/15/29(1)		1,355	1,326,622
4.75%, 1/15/31(1)		1,086	1,052,299
6.00%, 7/1/25(1)		257	257,573
6.50%, 7/1/27(1)		702	723,621
7.50%, 6/1/30(1)		1,010	1,109,950
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32		798	813,115
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)		1,317	1,367,163
Kinetik Holdings LP, 5.875%, 6/15/30(1)		2,308	2,325,589
Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
Plains All American Pipeline LP, Series B, 9.49% to 11/15/24, (3 mo. SOFR + 4.372%)(2)(17)		1,912	$ 1,913,323
Venture Global LNG, Inc.:
7.00%, 1/15/30(1)		800	817,890
8.125%, 6/1/28(1)		1,174	1,224,704
8.375%, 6/1/31(1)		1,878	1,984,306
9.00% to 9/30/29(1)(15)(17)		2,160	2,191,091
9.50%, 2/1/29(1)		1,623	1,829,331
9.875%, 2/1/32(1)		1,542	1,714,422
Western Midstream Operating LP:
4.05%, 2/1/30		1,187	1,143,602
4.50%, 3/1/28		148	146,831
4.75%, 8/15/28		150	149,917
			$ 28,907,476
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		423	$ 418,366
7.375%, 9/1/31(1)		735	763,193
8.00%, 8/1/29(1)		1,879	1,887,299
			$ 3,068,858
Radio and Television — 0.4%
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)		2,088	$ 1,870,125
7.875%, 4/1/30(1)		1,227	1,284,100
Townsquare Media, Inc., 6.875%, 2/1/26(1)		1,492	1,490,074
			$ 4,644,299
Real Estate Investment Trusts (REITs) — 1.2%
AccorInvest Group SA, 6.375%, 10/15/29(3)(14)	EUR	165	$ 190,478
Akelius Residential Property AB, 2.249% to 2/17/26, 5/17/81(14)(15)	EUR	200	214,081
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(14)	EUR	600	723,423
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		1,591	1,517,737
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		1,272	1,284,721
8.875%, 9/1/31(1)		907	991,059
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		2,048	2,176,774
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		1,316	1,275,315
3.75%, 9/15/30(1)		1,816	1,641,207

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) (continued)
Heimstaden Bostad AB:
3.00% to 10/29/27(14)(15)(17)	EUR	102	$ 96,405
3.375% to 1/15/26(14)(15)(17)	EUR	150	150,023
Heimstaden Bostad Treasury BV, 0.25%, 10/13/24(14)	EUR	225	250,117
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(1)(3)		435	438,249
VICI Properties LP/VICI Note Co., Inc.:
3.75%, 2/15/27(1)		323	315,293
4.125%, 8/15/30(1)		1,108	1,053,089
4.25%, 12/1/26(1)		1,653	1,638,146
4.50%, 9/1/26(1)		895	891,615
5.75%, 2/1/27(1)		573	583,347
			$ 15,431,079
Retail — 1.3%
B&M European Value Retail SA, 8.125%, 11/15/30(14)	GBP	200	$ 287,363
Bertrand Franchise Finance SAS:
6.50%, 7/18/30(14)	EUR	100	115,513
6.50%, 7/18/30(1)	EUR	100	115,513
7.489%, (3 mo. EURIBOR + 3.75%), 7/18/30(1)(2)	EUR	120	134,635
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(14)	GBP	450	624,358
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		1,737	1,838,135
Dufry One BV:
2.00%, 2/15/27(14)	EUR	200	215,035
3.375%, 4/15/28(14)	EUR	139	153,147
Duomo Bidco SpA, 7.803%, (3 mo. EURIBOR + 4.125%), 7/15/31(2)(14)	EUR	150	168,809
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(1)		1,620	1,709,858
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		1,582	1,481,733
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)		1,328	1,268,129
6.375%, 1/15/30(1)		455	463,366
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)		957	927,838
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		1,652	1,588,700
8.25%, 8/1/31(1)		262	278,409
NMG Holding Co., Inc./Neiman Marcus Group LLC, 8.50%, 10/1/28(1)		1,537	1,565,864
PEU Fin PLC, 7.25%, 7/1/28(14)	EUR	200	232,453
Punch Finance PLC, 6.125%, 6/30/26(14)	GBP	125	165,824
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)		1,798	1,949,178
Security	Principal Amount* (000's omitted)		Value
Retail (continued)
Stonegate Pub Co. Financing PLC, 10.173%, (3 mo. EURIBOR + 6.625%), 7/31/29(2)(14)	EUR	100	$ 113,767
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		824	768,922
			$ 16,166,549
Retailers (Except Food and Drug) — 0.7%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		479	$ 488,773
6.75%, 7/1/36		437	450,841
6.95%, 3/1/33		1,027	1,041,119
9.375%, 7/1/25(1)		182	187,305
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		2,417	2,420,986
Murphy Oil USA, Inc., 5.625%, 5/1/27		560	560,038
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		1,290	1,237,946
7.75%, 2/15/29(1)		1,015	1,002,963
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		1,532	1,453,846
			$ 8,843,817
Semiconductors & Semiconductor Equipment — 0.1%
ams-OSRAM AG, 10.50%, 3/30/29(14)	EUR	125	$ 144,171
ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,544	1,473,481
			$ 1,617,652
Software — 0.5%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		1,555	$ 1,497,146
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		1,268	1,262,689
9.00%, 9/30/29(1)		2,620	2,668,392
Rocket Software, Inc., 9.00%, 11/28/28(1)		530	553,543
TeamSystem SpA, 7.127%, (3 mo. EURIBOR + 3.50%), 7/31/31(1)(2)	EUR	170	190,355
			$ 6,172,125
Software and Services — 0.3%
Fair Isaac Corp., 4.00%, 6/15/28(1)		1,248	$ 1,208,618
Gartner, Inc.:
3.625%, 6/15/29(1)		427	407,918
3.75%, 10/1/30(1)		660	620,028
4.50%, 7/1/28(1)		908	899,479
Playtech PLC, 4.25%, 3/7/26(14)	EUR	200	222,802
			$ 3,358,845

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Specialty Retail — 0.0%(13)
Fiber Bidco SpA, 7.345%, (3 mo. EURIBOR + 4.00%), 1/15/30(2)(14)	EUR	260	$ 291,683
Fiber Midco SpA:
10.00% PIK, 6/15/29(1)(16)	EUR	155	177,384
10.00% PIK, 6/15/29(14)(16)	EUR	100	114,442
			$ 583,509
Steel — 0.3%
Allegheny Ludlum LLC, 6.95%, 12/15/25		465	$ 475,120
ATI, Inc., 5.875%, 12/1/27		320	319,884
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)		1,147	1,163,073
TMS International Corp., 6.25%, 4/15/29(1)		1,365	1,301,200
			$ 3,259,277
Surface Transport — 0.0%(13)
Hertz Corp., 4.625%, 12/1/26(1)		80	$ 63,101
			$ 63,101
Technology — 0.7%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		3,768	$ 3,622,482
International Game Technology PLC:
4.125%, 4/15/26(1)		892	880,936
5.25%, 1/15/29(1)		3,110	3,100,291
6.25%, 1/15/27(1)		976	996,931
			$ 8,600,640
Telecommunications — 1.6%
Ciena Corp., 4.00%, 1/31/30(1)		1,883	$ 1,781,994
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)		1,990	1,928,280
eircom Finance DAC, 5.75%, 12/15/29(14)	EUR	200	229,954
Iliad Holding SASU:
6.50%, 10/15/26(1)		671	678,831
6.875%, 4/15/31(14)	EUR	200	236,827
7.00%, 10/15/28(1)		811	825,729
8.50%, 4/15/31(1)		720	775,063
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		420	340,739
Lorca Telecom Bondco SA, 4.00%, 9/18/27(14)	EUR	643	711,936
Odido Group Holding BV, 5.50%, 1/15/30(14)	EUR	450	490,905
Optics Bidco SpA:
1.625%, 1/18/29	EUR	100	102,088
7.75%, 1/24/33	EUR	440	598,463
7.875%, 7/31/28(14)	EUR	192	241,903
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
PLT VII Finance SARL, 6.981%, (3 mo. EURIBOR + 3.50%), 6/15/31(2)(14)	EUR	100	$ 111,819
Sable International Finance Ltd., 7.125%, 10/15/32(1)(3)		619	621,891
Stagwell Global LLC, 5.625%, 8/15/29(1)		1,987	1,922,598
Summer (BC) Bidco B LLC, 5.50%, 10/31/26(1)		907	896,747
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(14)	EUR	126	140,509
Summer (BC) Holdco B SARL, 5.75%, 10/31/26(14)	EUR	150	167,160
Telecom Italia SpA, 7.875%, 7/31/28(14)	EUR	133	167,462
Telefonica Europe BV:
2.88% to 2/24/28(14)(15)(17)	EUR	200	212,519
7.125% to 8/23/28(14)(15)(17)	EUR	400	489,780
Viasat, Inc., 5.625%, 4/15/27(1)		476	449,590
Vmed O2 U.K. Financing I PLC:
4.50%, 7/15/31(14)	GBP	100	115,680
4.75%, 7/15/31(1)		976	869,745
5.625%, 4/15/32(14)	EUR	325	366,605
7.75%, 4/15/32(1)		645	662,886
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(14)(15)	EUR	400	435,670
4.875% to 7/3/25, 10/3/78(14)(15)	GBP	350	464,234
8.00% to 5/30/31, 8/30/86(14)(15)	GBP	200	294,133
Zegona Finance PLC:
6.75%, 7/15/29(14)	EUR	300	349,181
8.625%, 7/15/29(1)		2,050	2,192,219
			$ 19,873,140
Transportation — 0.4%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		1,528	$ 1,466,364
Seaspan Corp., 5.50%, 8/1/29(1)		1,911	1,821,831
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		1,155	1,204,818
			$ 4,493,013
Utilities — 1.4%
Calpine Corp.:
4.50%, 2/15/28(1)		1,073	$ 1,048,400
4.625%, 2/1/29(1)		680	657,337
5.00%, 2/1/31(1)		910	881,876
5.125%, 3/15/28(1)		1,511	1,491,089
5.25%, 6/1/26(1)		344	342,916
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)		838	790,854
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		1,207	1,180,217

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
NRG Energy, Inc.:
3.375%, 2/15/29(1)	664	$ 619,539
3.625%, 2/15/31(1)	1,107	1,004,140
3.875%, 2/15/32(1)	1,466	1,336,796
5.25%, 6/15/29(1)	673	671,338
10.25% to 3/15/28(1)(15)(17)	1,753	1,978,811
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	1,497	1,482,236
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	939	909,583
5.00%, 7/31/27(1)	1,698	1,691,045
6.875%, 4/15/32(1)	1,405	1,479,111
		$ 17,565,288
Total Corporate Bonds (identified cost $573,779,897)		$ 574,999,854

Senior Floating-Rate Loans — 44.3%(19)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.8%
Aernnova Aerospace SAU, Term Loan, 7.708%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	1,000	$ 1,117,324
Dynasty Acquisition Co., Inc.:
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28		1,350	1,352,491
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28		520	521,486
HDI Aerospace Intermediate Holding III Corp., Term Loan, 9/19/31(20)		650	647,969
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(10)(18)		216	172,262
Novaria Holdings LLC, Term Loan, 9.195%, (SOFR + 4.25%), 6/6/31		200	200,416
TransDigm, Inc.:
Term Loan, 7.104%, (SOFR + 2.50%), 2/28/31		4,564	4,551,023
Term Loan, 7.354%, (SOFR + 2.75%), 3/22/30		1,320	1,320,912
			$ 9,883,883
Airlines — 0.1%
SkyMiles IP Ltd., Term Loan, 9.032%, (SOFR + 3.75%), 10/20/27		777	$ 792,679
			$ 792,679
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods — 0.1%
ABG Intermediate Holdings 2 LLC, Term Loan, 12/21/28(20)		425	$ 425,896
Gloves Buyer, Inc., Term Loan, 8.96%, (SOFR + 4.00%), 12/29/27		623	621,831
Hanesbrands, Inc., Term Loan, 8.595%, (SOFR + 3.75%), 3/8/30		369	369,375
			$ 1,417,102
Auto Components — 0.6%
Adient U.S. LLC, Term Loan, 7.595%, (SOFR + 2.75%), 1/31/31		553	$ 554,186
Autokiniton U.S. Holdings, Inc., Term Loan, 8.96%, (SOFR + 4.00%), 4/6/28		508	508,671
Clarios Global LP:
Term Loan, 6.378%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	913	1,017,806
Term Loan, 7.345%, (SOFR + 2.50%), 5/6/30		2,604	2,610,442
DexKo Global, Inc.:
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	405	437,306
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	595	642,218
Term Loan, 8.615%, (SOFR + 3.75%), 10/4/28		804	779,695
Garrett LX I SARL, Term Loan, 8.002%, (SOFR + 2.75%), 4/30/28		631	632,470
LSF12 Badger Bidco LLC, Term Loan, 10.845%, (SOFR + 6.00%), 8/30/30		298	286,957
RealTruck Group, Inc., Term Loan, 9.96%, (SOFR + 5.00%), 1/31/28		672	665,818
			$ 8,135,569
Automobiles — 0.2%
MajorDrive Holdings IV LLC:
Term Loan, 8.865%, (SOFR + 4.00%), 6/1/28		435	$ 436,804
Term Loan, 10.254%, (SOFR + 5.50%), 6/1/29		1,609	1,619,810
			$ 2,056,614
Beverages — 0.1%
City Brewing Co. LLC:
Term Loan, 9.063%, (SOFR + 3.50%), 4/5/28		546	$ 447,386
Term Loan, 11.551%, (SOFR + 6.25%), 4/5/28		177	156,528
Term Loan - Second Lien, 10.563%, (SOFR + 5.00%), 4/5/28		1,047	549,654
			$ 1,153,568

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology — 0.1%
Alkermes, Inc., Term Loan, 7.469%, (SOFR + 2.50%), 3/12/26		1,068	$ 1,072,707
Alltech, Inc., Term Loan, 8.96%, (SOFR + 4.00%), 10/13/28		462	462,515
			$ 1,535,222
Building Products — 0.5%
CPG International, Inc., Term Loan, 9/19/31(20)		725	$ 726,359
LHS Borrower LLC, Term Loan, 9.695%, (SOFR + 4.75%), 2/16/29		1,119	1,070,933
MI Windows and Doors LLC, Term Loan, 8.345%, (SOFR + 3.50%), 3/28/31		1,272	1,277,775
Oscar AcquisitionCo LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29		882	872,629
Sport Group Holding GmbH, Term Loan, 7.958%, (3 mo. EURIBOR + 4.25%), 7/8/31	EUR	1,000	1,118,715
Standard Industries, Inc., Term Loan, 6.92%, (SOFR + 2.00%), 9/22/28		733	735,287
			$ 5,801,698
Capital Markets — 1.4%
Advisor Group, Inc., Term Loan, 8.845%, (SOFR + 4.00%), 8/17/28		1,128	$ 1,117,870
Aretec Group, Inc., Term Loan, 8.845%, (SOFR + 4.00%), 8/9/30		1,687	1,654,931
Athena Holdco SAS, Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 4/14/31	EUR	1,000	1,121,498
Brookfield Property REIT, Inc., Term Loan, 7.445%, (SOFR + 2.50%), 8/27/25		609	607,562
CeramTec AcquiCo GmbH, Term Loan, 7.005%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	760	844,517
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28		767	772,704
EIG Management Co. LLC, Term Loan, 9.965%, (SOFR + 5.00%), 5/17/29		444	445,486
FinCo I LLC, Term Loan, 8.255%, (SOFR + 3.00%), 6/27/29		1,210	1,213,972
Focus Financial Partners LLC:
Term Loan, 3.25%, 9/11/31(21)		416	415,419
Term Loan, 8.095%, (SOFR + 3.25%), 9/11/31		3,876	3,867,871
Franklin Square Holdings LP, Term Loan, 7.095%, (SOFR + 2.25%), 4/25/31		1,022	1,023,716
HighTower Holdings LLC, Term Loan, 8.748%, (SOFR + 3.50%), 8/21/28		1,009	1,010,709
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.057%, (SOFR + 4.00%), 3/22/31		648	651,346
Mariner Wealth Advisors LLC, Term Loan, 7.604%, (SOFR + 3.00%), 8/18/28		778	779,466
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Press Ganey Holdings, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 4/30/31		650	$ 650,203
Victory Capital Holdings, Inc., Term Loan, 7.664%, (SOFR + 2.25%), 7/1/26		873	874,459
			$ 17,051,729
Chemicals — 2.3%
Aruba Investments Holdings LLC, Term Loan, 7.378%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	965	$ 1,057,405
Discovery Purchaser Corp., Term Loan, 10/4/29(20)		600	598,000
Flint Group Topco Ltd., Term Loan - Second Lien, 12.545%, (SOFR + 7.26%), 5.645% cash, 6.90% PIK, 12/30/27		3	505
Groupe Solmax, Inc., Term Loan, 9.659%, (SOFR + 4.75%), 5/29/28(22)		191	177,643
INEOS Enterprises Holdings II Ltd., Term Loan, 7.505%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	500	560,436
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.907%, (SOFR + 3.75%), 7/8/30		1,042	1,048,638
INEOS Finance PLC, Term Loan, 6.878%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	1,194	1,328,266
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 7.878%, (1 mo. EURIBOR + 4.50%), 4/2/29	EUR	1,000	1,115,468
Term Loan, 8.695%, (SOFR + 3.75%), 3/14/30		420	420,562
Term Loan, 9.195%, (SOFR + 4.25%), 4/2/29		2,286	2,291,354
INEOS Styrolution Group GmbH, Term Loan, 5.378%, (1 mo. EURIBOR + 2.00%), 1/29/27	EUR	1,000	1,107,323
INEOS U.S. Finance LLC:
Term Loan, 7.445%, (SOFR + 2.50%), 11/8/28		609	608,234
Term Loan, 8.095%, (SOFR + 3.25%), 2/18/30		1,780	1,780,957
Term Loan, 8.595%, (SOFR + 3.75%), 2/7/31		524	524,931
Lonza Group AG:
Term Loan, 7.27%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	1,000	1,057,028
Term Loan, 8.529%, (SOFR + 3.93%), 7/3/28		1,696	1,591,163
Momentive Performance Materials, Inc., Term Loan, 9.345%, (SOFR + 4.50%), 3/29/28		788	790,709
Nobian Finance BV, Term Loan, 7/2/29(20)	EUR	500	558,314
Nouryon Finance BV:
Term Loan, 6.914%, (1 mo. EURIBOR + 3.50%), 4/3/28	EUR	750	836,427
Term Loan, 8.628%, (SOFR + 3.50%), 4/3/28		1,320	1,323,481
Olympus Water U.S. Holding Corp., Term Loan, 8.104%, (SOFR + 3.50%), 6/20/31		2,046	2,048,899
Orion Engineered Carbons GmbH:
Term Loan, 5.745%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,000	1,096,452

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Orion Engineered Carbons GmbH: (continued)
Term Loan, 6.854%, (SOFR + 2.15%), 9/24/28		364	$ 361,931
Paint Intermediate III LLC, Term Loan, 9/11/31(20)		525	525,000
Rohm Holding GmbH:
Term Loan, 8.59%, (6 mo. EURIBOR + 5.00%), 1/31/29	EUR	1,000	1,048,796
Term Loan, 10.588%, (SOFR + 5.50%), 1/31/29		909	857,022
SCUR-Alpha 1503 GmbH, Term Loan, 10.752%, (SOFR + 5.50%), 3/29/30		910	870,284
Tronox Finance LLC:
Term Loan, 7.211%, (SOFR + 2.50%), 9/18/31		1,743	1,742,218
Term Loan, 7.354%, (SOFR + 2.75%), 4/4/29		474	474,886
W.R. Grace & Co.-Conn., Term Loan, 7.854%, (SOFR + 3.25%), 9/22/28		1,094	1,098,165
			$ 28,900,497
Commercial Services & Supplies — 1.8%
Albion Financing 3 SARL, Term Loan, 9.826%, (SOFR + 4.25%), 8/16/29		1,803	$ 1,814,250
Allied Universal Holdco LLC:
Term Loan, 7.128%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	970	1,076,187
Term Loan, 8.695%, (SOFR + 3.75%), 5/12/28		2,658	2,635,342
Asplundh Tree Expert LLC, Term Loan, 6.695%, (SOFR + 1.75%), 9/7/27		1,055	1,057,489
Befesa SA, Term Loan, 6.117%, (6 mo. EURIBOR + 2.75%), 7/9/29	EUR	1,000	1,117,497
Belfor Holdings, Inc.:
Term Loan, 7.628%, (1 mo. EURIBOR + 4.25%), 11/1/30	EUR	1,000	1,120,107
Term Loan, 8.595%, (SOFR + 3.75%), 11/1/30		584	587,168
EnergySolutions LLC, Term Loan, 8.354%, (SOFR + 3.75%), 9/20/30		4,238	4,269,642
Foundever Group, Term Loan, 7.13%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	500	366,296
Foundever Worldwide Corp., Term Loan, 8.71%, (SOFR + 3.75%), 8/28/28		1,843	1,232,650
GFL Environmental, Inc., Term Loan, 7.321%, (SOFR + 2.00%), 7/3/31		950	950,255
Harsco Corp., Term Loan, 7.21%, (SOFR + 2.25%), 3/10/28		387	387,048
Heritage-Crystal Clean, Inc., Term Loan, 9.465%, (SOFR + 4.50%), 10/17/30		695	698,224
LABL, Inc., Term Loan, 9.945%, (SOFR + 5.00%), 10/29/28		705	690,477
Monitronics International, Inc., Term Loan, 13.014%, (SOFR + 7.50%), 6/30/28		1,424	1,430,782
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Phoenix Services International LLC, Term Loan, 10.955%, (SOFR + 6.10%), 6/30/28		210	$ 202,272
Prime Security Services Borrower LLC, Term Loan, 7.445%, (SOFR + 2.25%), 10/13/30		948	947,733
Tempo Acquisition LLC, Term Loan, 7.095%, (SOFR + 2.25%), 8/31/28		673	673,679
TMF Group Holding BV:
Term Loan, 7.455%, (3 mo. EURIBOR + 3.75%), 5/3/28	EUR	1,000	1,119,689
Term Loan, 8.814%, (SOFR + 3.50%), 5/3/28		372	374,130
			$ 22,750,917
Construction Materials — 0.5%
Quikrete Holdings, Inc.:
Term Loan, 7.095%, (SOFR + 2.25%), 3/19/29		2,121	$ 2,123,935
Term Loan, 7.345%, (SOFR + 2.50%), 4/14/31		3,136	3,143,095
Star Holding LLC, Term Loan, 9.345%, (SOFR + 4.50%), 7/31/31		850	832,380
			$ 6,099,410
Consumer Staples Distribution & Retail — 0.4%
Cardenas Markets, Inc., Term Loan, 11.454%, (SOFR + 6.75%), 8/1/29		394	$ 389,784
Peer Holding III BV:
Term Loan, 7.095%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	1,500	1,678,263
Term Loan, 7.604%, (SOFR + 3.00%), 7/1/31		1,425	1,431,234
Term Loan, 7.854%, (SOFR + 3.25%), 10/28/30		1,095	1,099,289
			$ 4,598,570
Containers & Packaging — 0.6%
Altium Packaging LLC, Term Loan, 7.345%, (SOFR + 2.50%), 6/11/31		499	$ 497,815
Berlin Packaging LLC, Term Loan, 8.892%, (SOFR + 3.75%), 6/9/31(22)		1,216	1,216,210
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.02%, (SOFR + 3.18%), 4/13/29		468	465,892
Kouti BV, Term Loan, 6.93%, (3 mo. EURIBOR + 3.43%), 8/31/28	EUR	1,525	1,699,675
Pregis TopCo Corp., Term Loan, 8.845%, (SOFR + 4.00%), 7/31/26		619	621,060
Pretium Packaging LLC, Term Loan - Second Lien, 11.228%, (SOFR + 5.98%), 9.848% cash, 1.38% PIK, 10/2/28		129	103,702
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.068%, (SOFR + 6.75%), 10/1/29		350	144,083

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Proampac PG Borrower LLC, Term Loan, 9.229%, (SOFR + 4.00%), 9/15/28(22)		1,117	$ 1,120,415
Reynolds Group Holdings, Inc., Term Loan, 7.345%, (SOFR + 2.50%), 9/24/28		1,630	1,632,018
			$ 7,500,870
Distributors — 0.4%
CD&R Hydra Buyer, Inc., Term Loan, 8.945%, (SOFR + 4.00%), 3/25/31		846	$ 841,169
Parts Europe SA, Term Loan, 7.188%, (3 mo. EURIBOR + 3.50%), 2/3/31	EUR	1,500	1,675,304
Phillips Feed Service, Inc., Term Loan, 11.945%, (SOFR + 7.00%), 11/13/24(10)		105	65,402
Rubix Group Midco 3 Ltd., Term Loan, 7.302%, (3 mo. EURIBOR + 4.25%), 9/30/26	EUR	1,000	1,118,193
Safic-Alcan SAS, Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 6/22/29	EUR	1,000	1,119,411
Winterfell Financing SARL, Term Loan, 8.557%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	500	552,404
			$ 5,371,883
Diversified Consumer Services — 0.8%
Amber Finco PLC, Term Loan, 6/11/29(20)	EUR	1,100	$ 1,233,903
Anticimex International AB, Term Loan, 6.905%, (3 mo. EURIBOR + 3.40%), 11/16/28	EUR	1,000	1,112,732
Ascend Learning LLC, Term Loan, 8.445%, (SOFR + 3.50%), 12/11/28		632	630,193
Belron Finance U.S. LLC, Term Loan, 7.319%, (SOFR + 1.93%), 4/13/28		820	820,763
Fugue Finance BV, Term Loan, 7.755%, (3 mo. EURIBOR + 4.25%), 1/31/28	EUR	1,000	1,121,884
KUEHG Corp., Term Loan, 9.104%, (SOFR + 4.50%), 6/12/30		1,560	1,566,580
Project Boost Purchaser LLC:
Term Loan, 8.786%, (SOFR + 3.50%), 7/16/31		850	850,797
Term Loan - Second Lien, 10.533%, (SOFR + 5.25%), 7/16/32		375	376,172
Sotheby's, Term Loan, 10.063%, (SOFR + 4.50%), 1/15/27		805	795,886
Spring Education Group, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 10/4/30		347	350,328
Wand NewCo 3, Inc., Term Loan, 8.006%, (SOFR + 3.25%), 1/30/31		1,247	1,247,017
			$ 10,106,255
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 7.851%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	1,000	$ 1,114,077
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Sandy BidCo BV, Term Loan, 6.823%, (6 mo. EURIBOR + 3.60%), 8/17/29	EUR	1,000	$ 1,110,443
			$ 2,224,520
Diversified Telecommunication Services — 1.3%
Altice France SA, Term Loan, 10.801%, (SOFR + 5.50%), 8/15/28		1,063	$ 801,176
Anuvu Holdings 2 LLC:
Term Loan, 8.963%, (SOFR + 4.00%), 9/27/27(10)		329	263,051
Term Loan, 13.213%, (SOFR + 8.25%), 3/23/26(10)		815	344,957
Eircom Finco SARL, Term Loan, 6.76%, (1 mo. EURIBOR + 3.25%), 5/15/29	EUR	1,786	2,000,078
Lumen Technologies, Inc.:
Term Loan, 7.319%, (SOFR + 2.35%), 4/15/29		1,049	925,471
Term Loan, 7.319%, (SOFR + 2.35%), 4/15/30		1,049	908,757
Telenet International Finance SARL, Term Loan, 5.686%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,750	1,917,132
UPC Broadband Holding BV:
Term Loan, 5.936%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	1,500	1,667,338
Term Loan, 6.361%, (1 mo. EURIBOR + 2.93%), 1/31/29	EUR	3,000	3,345,503
Virgin Media Bristol LLC, Term Loan, 8.461%, (SOFR + 3.25%), 1/31/29		1,150	1,101,684
Virgin Media Ireland Ltd., Term Loan, 7.011%, (1 mo. EURIBOR + 3.58%), 7/15/29	EUR	1,000	1,105,283
Virgin Media SFA Finance Ltd., Term Loan, 5.936%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	600	655,557
Zayo Group Holdings, Inc., Term Loan, 6.628%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	955	999,274
			$ 16,035,261
Electrical Equipment — 0.3%
AZZ, Inc., Term Loan, 5/13/29(20)		300	$ 301,922
Dynamo Newco II GmbH, Term Loan, 9/26/31(20)	EUR	500	556,807
WEC U.S. Holdings Ltd., Term Loan, 7.595%, (SOFR + 2.75%), 1/27/31		3,050	3,052,193
			$ 3,910,922
Electronic Equipment, Instruments & Components — 0.9%
Chamberlain Group, Inc.:
Term Loan, 8.195%, (SOFR + 3.25%), 11/3/28		1,507	$ 1,503,254
Term Loan, 8.345%, (SOFR + 3.50%), 11/3/28		1,144	1,144,161
Creation Technologies, Inc., Term Loan, 11.08%, (SOFR + 5.50%), 10/5/28		953	929,236

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
II-VI, Inc., Term Loan, 7.345%, (SOFR + 2.50%), 7/2/29		814	$ 814,952
Minimax Viking GmbH, Term Loan, 6.628%, (1 mo. EURIBOR + 3.25%), 7/31/28	EUR	1,673	1,874,710
Mirion Technologies, Inc., Term Loan, 6.854%, (SOFR + 2.25%), 10/20/28		586	585,609
MX Holdings U.S., Inc., Term Loan, 7.71%, (SOFR + 2.75%), 7/31/28		248	248,634
Robertshaw U.S. Holding Corp.:
DIP Loan, 17.50%, (USD Prime + 9.50%), 9.00% cash, 8.50% PIK, 10/11/24		347	346,775
Term Loan, 0.00%, 2/28/27(18)		0 (23)	190
Term Loan, 0.00%, 2/28/27(18)		1,075	1,048,525
Term Loan - Second Lien, 0.00%, 2/28/27(18)		990	519,763
Sector Alarm Holding AS, Term Loan, 7.755%, (3 mo. EURIBOR + 4.25%), 6/14/29	EUR	500	560,015
Verifone Systems, Inc., Term Loan, 9.333%, (SOFR + 4.00%), 8/20/25		1,203	1,109,222
Verisure Holding AB, Term Loan, 6.345%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	1,000	1,117,710
			$ 11,802,756
Energy — 0.0%(13)
New Generation Gas Gathering LLC, Term Loan, 10.354%, (SOFR + 5.75%), 9/30/29		646	$ 636,262
			$ 636,262
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc.:
Term Loan, 15.96%, (SOFR + 11.00%), 4.96% cash, 11.00% PIK, 12/31/25(10)		116	$ 54,270
Term Loan, 15.96%, (SOFR + 11.00%), 4.96% cash, 11.00% PIK, 12/31/25(10)		1,002	469,953
GIP Pilot Acquisition Partners LP, Term Loan, 7.818%, (SOFR + 2.50%), 10/4/30		473	474,095
Holding Socotec, Term Loan, 6/2/28(20)	EUR	1,000	1,118,715
PG Investment Co. 59 SARL, Term Loan, 8.104%, (SOFR + 3.50%), 3/26/31		1,072	1,075,530
			$ 3,192,563
Engineering & Construction — 0.4%
American Residential Services LLC, Term Loan, 8.365%, (SOFR + 3.50%), 10/15/27		553	$ 555,167
APi Group DE, Inc., Term Loan, 6.845%, (SOFR + 2.00%), 1/3/29		1,305	1,306,547
Arcosa, Inc., Term Loan, 8/12/31(20)		375	375,469
Artera Services LLC, Term Loan, 9.104%, (SOFR + 4.50%), 2/15/31		423	412,744
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Azuria Water Solutions, Inc., Term Loan, 8.605%, (SOFR + 3.75%), 5/17/28		461	$ 463,704
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30		1,397	1,404,573
Platea BC Bidco AB:
Term Loan, 5.156%, (3 mo. EURIBOR + 4.50%), 4/3/31(21)	EUR	83	93,268
Term Loan, 7.845%, (3 mo. EURIBOR + 4.50%), 4/3/31	EUR	417	466,338
			$ 5,077,810
Entertainment — 0.6%
City Football Group Ltd., Term Loan, 7.969%, (SOFR + 3.00%), 7/22/30		1,341	$ 1,330,647
Crown Finance U.S., Inc., Term Loan, 13.46%, (SOFR + 8.50%), 6.46% cash, 7.00% PIK, 7/31/28		12	11,726
Playtika Holding Corp., Term Loan, 7.71%, (SOFR + 2.75%), 3/13/28		2,137	2,125,451
Renaissance Holding Corp., Term Loan, 9.095%, (SOFR + 4.25%), 4/5/30		941	941,213
UFC Holdings LLC, Term Loan, 8.291%, (SOFR + 2.75%), 4/29/26		2,713	2,719,019
Vue Entertainment International Ltd., Term Loan, 11.993%, (6 mo. EURIBOR + 8.50%), 3.593% cash, 8.40% PIK, 12/31/27	EUR	471	323,821
Vue International Bidco PLC, Term Loan, 11.844%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	121	135,509
			$ 7,587,386
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.845%, (SOFR + 2.00%), 1/31/31		865	$ 861,224
			$ 861,224
Financial Services — 0.8%
Boost Newco Borrower LLC:
Term Loan, 6.095%, (3 mo. EURIBOR + 2.75%), 1/31/31	EUR	1,500	$ 1,675,057
Term Loan, 7.104%, (SOFR + 2.50%), 1/31/31		2,875	2,878,850
CPI Holdco B LLC, Term Loan, 6.845%, (SOFR + 2.00%), 5/19/31		1,225	1,220,406
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(18)		2,110	416,702
Grant Thornton Advisors LLC, Term Loan, 8.095%, (SOFR + 3.25%), 6/2/31		1,450	1,453,807
NCR Atleos LLC, Term Loan, 10.102%, (SOFR + 4.75%), 3/27/29		1,286	1,297,806

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
Nuvei Technologies Corp.:
Term Loan, 7.955%, (SOFR + 3.00%), 12/19/30		814	$ 816,644
Term Loan, 7/18/31(20)		525	519,750
			$ 10,279,022
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 6.96%, (SOFR + 2.00%), 9/13/26		1,271	$ 1,272,895
			$ 1,272,895
Food Products — 1.2%
8th Avenue Food & Provisions, Inc., Term Loan, 9.71%, (SOFR + 4.75%), 10/1/25		582	$ 566,480
Artisan Newco BV, Term Loan, 2/12/29(20)	EUR	500	559,288
Badger Buyer Corp., Term Loan, 8.46%, (SOFR + 3.50%), 12/27/24		373	369,270
CHG PPC Parent LLC:
Term Loan, 7.71%, (SOFR + 2.75%), 12/8/28		463	461,296
Term Loan, 7.878%, (1 mo. EURIBOR + 4.50%), 12/8/28	EUR	2,000	2,241,142
Del Monte Foods, Inc.:
Term Loan, 13.166%, (SOFR + 8.00%), 8/2/28		209	198,639
Term Loan - Second Lien, 9.406%, (SOFR + 4.25%), 8/2/28		441	242,550
Froneri International Ltd.:
Term Loan, 5.715%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,275	1,419,265
Term Loan, 7.195%, (SOFR + 2.25%), 1/29/27		2,107	2,103,098
Monogram Food Solutions LLC, Term Loan, 8.96%, (SOFR + 4.00%), 8/28/28		535	529,526
Nomad Foods Europe Midco Ltd., Term Loan, 6.176%, (6 mo. EURIBOR + 2.50%), 6/24/28	EUR	3,000	3,351,136
Pegasus BidCo BV, Term Loan, 7.292%, (3 mo. EURIBOR + 3.75%), 7/12/29	EUR	940	1,048,844
Simply Good Foods USA, Inc., Term Loan, 7.455%, (SOFR + 2.50%), 3/17/27		158	159,251
United Petfood Group BV, Term Loan, 6.583%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	750	834,340
Valeo F1 Co. Ltd. (Ireland), Term Loan, 7.162%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	500	547,444
			$ 14,631,569
Health Care Equipment & Supplies — 0.1%
Bayou Intermediate II LLC, Term Loan, 10.014%, (SOFR + 4.50%), 8/2/28		729	$ 714,788
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP, Term Loan, 5.603%, (1 mo. EURIBOR + 2.25%), 10/23/28	EUR	1,000	$ 1,116,396
			$ 1,831,184
Health Care Providers & Services — 2.5%
AEA International Holdings (Lux) SARL, Term Loan, 7.354%, (SOFR + 2.75%), 9/7/28		1,046	$ 1,046,919
Biogroup-LCD, Term Loan, 7.069%, (3 mo. EURIBOR + 3.50%), 2/9/28	EUR	750	798,510
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.604%, (SOFR + 8.00%), 10.354% cash, 2.25% PIK, 1/15/26		3,778	3,267,577
CCRR Parent, Inc., Term Loan, 9.21%, (SOFR + 4.25%), 3/6/28		507	424,603
Cerba Healthcare SAS, Term Loan, 7.078%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	950	937,087
CHG Healthcare Services, Inc.:
Term Loan, 8.46%, (SOFR + 3.50%), 9/29/28		1,067	1,068,533
Term Loan, 8.46%, (SOFR + 3.50%), 9/29/28		397	397,957
CNT Holdings I Corp., Term Loan, 8.752%, (SOFR + 3.50%), 11/8/27		676	677,990
Concentra Health Services, Inc., Term Loan, 7.095%, (SOFR + 2.25%), 7/28/31		375	374,766
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(18)		690	279,261
Dedalus Finance GmbH, Term Loan, 7.385%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	500	545,675
Electron BidCo, Inc., Term Loan, 7.96%, (SOFR + 3.00%), 11/1/28		780	781,828
Elsan SAS, Term Loan, 6.831%, (3 mo. EURIBOR + 3.35%), 6/16/28	EUR	1,500	1,660,419
Ensemble RCM LLC, Term Loan, 8.252%, (SOFR + 3.00%), 8/1/29		2,308	2,313,665
IVC Acquisition Ltd.:
Term Loan, 9.393%, (SOFR + 4.75%), 12/12/28		1,017	1,020,080
Term Loan, 11.227%, (SONIA + 5.75%), 12/12/28	GBP	1,000	1,338,263
LSCS Holdings, Inc., Term Loan, 9.46%, (SOFR + 4.61%), 12/16/28		705	703,741
Medical Solutions Holdings, Inc., Term Loan, 8.852%, (SOFR + 3.50%), 11/1/28		1,439	1,095,711
Mehilainen Yhtiot Oy, Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 8/5/31	EUR	1,000	1,117,463
Midwest Physician Administrative Services LLC, Term Loan, 7.865%, (SOFR + 3.00%), 3/12/28		458	414,600
National Mentor Holdings, Inc.:
Term Loan, 8.454%, (SOFR + 3.75%), 3/2/28		58	56,232
Term Loan, 8.649%, (SOFR + 3.75%), 3/2/28(22)		2,010	1,938,185

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Option Care Health, Inc., Term Loan, 7.095%, (SOFR + 2.25%), 10/27/28		413	$ 415,224
Pacific Dental Services LLC, Term Loan, 7.847%, (SOFR + 2.75%), 3/15/31		846	846,581
Phoenix Guarantor, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 2/21/31		1,582	1,579,875
R1 RCM, Inc., Term Loan, 7.845%, (SOFR + 3.00%), 6/21/29		223	223,942
Radnet Management, Inc., Term Loan, 7.779%, (SOFR + 2.50%), 4/18/31		723	724,713
Select Medical Corp., Term Loan, 7.845%, (SOFR + 3.00%), 3/6/27		526	529,186
Sound Inpatient Physicians, Term Loan - Second Lien, 11.365%, (SOFR + 5.00%), 9.865% cash, 1.50% PIK, 6/28/28		411	367,375
Surgery Center Holdings, Inc., Term Loan, 7.67%, (SOFR + 2.75%), 12/19/30		938	939,439
Synlab Bondco PLC:
Term Loan, 6.178%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	500	557,097
Term Loan, 8.414%, (3 mo. EURIBOR + 4.75%), 12/23/30	EUR	125	139,513
TTF Holdings LLC, Term Loan, 8.595%, (SOFR + 3.75%), 7/18/31		1,425	1,428,563
U.S. Anesthesia Partners, Inc., Term Loan, 9.565%, (SOFR + 4.25%), 10/1/28		1,478	1,449,975
			$ 31,460,548
Health Care Technology — 0.2%
Imprivata, Inc., Term Loan, 8.752%, (SOFR + 3.50%), 12/1/27		519	$ 521,919
Project Ruby Ultimate Parent Corp., Term Loan, 8.21%, (SOFR + 3.25%), 3/10/28		1,013	1,013,160
Waystar Technologies, Inc., Term Loan, 7.595%, (SOFR + 2.75%), 10/22/29		1,043	1,046,640
			$ 2,581,719
Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment, Inc., Term Loan, 7.595%, (SOFR + 2.75%), 2/6/31		2,264	$ 2,266,631
Carnival Corp., Term Loan, 7.595%, (SOFR + 2.75%), 10/18/28		2,052	2,059,733
Fertitta Entertainment LLC, Term Loan, 8.847%, (SOFR + 3.75%), 1/27/29		4,107	4,098,779
Flutter Financing BV, Term Loan, 6.604%, (SOFR + 2.00%), 11/29/30		3,052	3,058,423
Four Seasons Hotels Ltd., Term Loan, 6.605%, (SOFR + 1.75%), 11/30/29		1,003	1,004,920
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
GVC Holdings (Gibraltar) Ltd., Term Loan, 6.922%, (6 mo. EURIBOR + 3.25%), 6/30/28	EUR	1,850	$ 2,072,912
IRB Holding Corp., Term Loan, 7.695%, (SOFR + 2.75%), 12/15/27		293	293,247
Ontario Gaming GTA LP, Term Loan, 8.893%, (SOFR + 4.25%), 8/1/30		968	967,688
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.325%, (SOFR + 8.25%), 6/23/26		345	348,236
Playa Resorts Holding BV, Term Loan, 7.595%, (SOFR + 2.75%), 1/5/29		1,302	1,295,033
Scientific Games Holdings LP, Term Loan, 7.464%, (3 mo. EURIBOR + 3.75%), 4/4/29	EUR	1,000	1,117,025
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.345%, (SOFR + 2.50%), 8/25/28		873	873,152
Wyndham Hotels & Resorts, Inc., Term Loan, 6.595%, (SOFR + 1.75%), 5/24/30		767	768,001
			$ 20,223,780
Household Durables — 1.3%
ACProducts, Inc., Term Loan, 9.115%, (SOFR + 4.25%), 5/17/28		1,717	$ 1,435,386
Libbey Glass, Inc., Term Loan, 11.929%, (SOFR + 6.50%), 11/22/27		9,334	9,264,356
Madison Safety & Flow LLC, Term Loan, 9/19/31(20)		525	526,313
Serta Simmons Bedding LLC:
Term Loan, 12.218%, (SOFR + 7.50%), 6/29/28		3,630	3,039,756
Term Loan, 12.894%, (SOFR + 7.50%), 6/29/28		394	392,067
Solis IV BV, Term Loan, 7.527%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	1,000	1,114,801
			$ 15,772,679
Household Products — 0.2%
Kronos Acquisition Holdings, Inc., Term Loan, 9.314%, (SOFR + 4.00%), 7/8/31		1,850	$ 1,744,781
Nobel Bidco BV, Term Loan, 6.626%, (6 mo. EURIBOR + 3.25%), 9/1/28	EUR	1,000	1,098,838
			$ 2,843,619
Independent Power and Renewable Electricity Producers — 0.1%
Thunder Generation Funding LLC, Term Loan, 9/27/31(20)		1,100	$ 1,100,688
			$ 1,100,688
Industrial Conglomerates — 0.3%
Ammeraal Beltech Holding BV, Term Loan, 8.345%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	942	$ 1,051,875

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Industrial Conglomerates (continued)
Nvent Electric Public Ltd. Co., Term Loan, 9/12/31(20)		1,125	$ 1,125,351
Rain Carbon GmbH, Term Loan, 8.56%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	901	997,499
			$ 3,174,725
Industrials Conglomerates — 0.3%
Kohler Energy Co. LLC:
Term Loan, 8.128%, (1 mo. EURIBOR + 4.75%), 5/1/31	EUR	1,500	$ 1,682,247
Term Loan, 9.354%, (SOFR + 4.75%), 5/1/31		2,269	2,294,842
			$ 3,977,089
Insurance — 1.6%
Alliant Holdings Intermediate LLC, Term Loan, 7.965%, (SOFR + 3.00%), 9/19/31		1,227	$ 1,221,687
AmWINS Group, Inc., Term Loan, 7.21%, (SOFR + 2.25%), 2/19/28		4,260	4,258,480
Broadstreet Partners, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 6/13/31		1,147	1,143,827
Financiere CEP SAS, Term Loan, 7.378%, (1 mo. EURIBOR + 4.00%), 6/18/27	EUR	1,750	1,956,686
HUB International Ltd., Term Loan, 8.225%, (SOFR + 3.00%), 6/20/30		5,313	5,311,059
Ryan Specialty Group LLC, Term Loan, 7.095%, (SOFR + 2.25%), 9/15/31		1,250	1,250,000
Siaci Saint Honore, Term Loan, 7.095%, (3 mo. EURIBOR + 3.75%), 11/16/28	EUR	1,000	1,117,463
Truist Insurance Holdings LLC, Term Loan, 7.854%, (SOFR + 3.25%), 5/6/31		600	600,125
USI, Inc., Term Loan, 7.354%, (SOFR + 2.75%), 11/22/29		3,026	3,020,730
			$ 19,880,057
Interactive Media & Services — 0.2%
Buzz Finco LLC:
Term Loan, 7.695%, (SOFR + 2.75%), 1/29/27		549	$ 547,638
Term Loan, 8.195%, (SOFR + 3.25%), 1/29/27		60	60,088
Foundational Education Group, Inc., Term Loan, 9.264%, (SOFR + 3.75%), 8/31/28		535	516,154
Getty Images, Inc., Term Loan, 8.845%, (SOFR + 4.50%), 2/19/26		615	613,058
Match Group, Inc., Term Loan, 6.714%, (SOFR + 1.75%), 2/13/27		675	674,156
			$ 2,411,094
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services — 1.8%
Asurion LLC:
Term Loan, 8.21%, (SOFR + 3.25%), 7/31/27		1,071	$ 1,057,187
Term Loan, 8.945%, (SOFR + 4.00%), 8/19/28		995	980,059
Term Loan, 9.095%, (SOFR + 4.25%), 9/19/30		3,049	3,002,387
Term Loan - Second Lien, 10.21%, (SOFR + 5.25%), 1/31/28		1,350	1,271,169
Endure Digital, Inc., Term Loan, 8.81%, (SOFR + 3.50%), 2/10/28		2,709	2,404,519
Gainwell Acquisition Corp., Term Loan, 8.704%, (SOFR + 4.00%), 10/1/27		3,033	2,893,402
Go Daddy Operating Co. LLC, Term Loan, 6.845%, (SOFR + 2.00%), 11/9/29		146	146,103
Indy U.S. Bidco LLC, Term Loan, 7.128%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	724	797,521
Informatica LLC, Term Loan, 7.095%, (SOFR + 2.25%), 10/27/28		2,608	2,607,583
NAB Holdings LLC, Term Loan, 7.354%, (SOFR + 2.75%), 11/23/28		1,094	1,092,333
Plano HoldCo, Inc., Term Loan, 8/15/31(20)		600	601,500
Rackspace Finance LLC:
Term Loan, 11.483%, (SOFR + 6.25%), 5/15/28		1,460	1,487,955
Term Loan - Second Lien, 7.983%, (SOFR + 2.75%), 5/15/28		2,329	1,302,202
Sedgwick Claims Management Services, Inc., Term Loan, 8.252%, (SOFR + 3.00%), 7/31/31		1,209	1,207,945
Synechron, Inc., Term Loan, 9/26/31(20)		875	868,438
team.blue Finco SARL, Term Loan, 7.045%, (3 mo. EURIBOR + 3.70%), 9/30/29	EUR	1,000	1,107,931
			$ 22,828,234
Leisure Products — 0.3%
Accell Group NV, Term Loan, 8.648%, (6 mo. EURIBOR + 4.90%), 6/14/29	EUR	500	$ 76,066
Amer Sports Co., Term Loan, 2/17/31(20)	EUR	1,212	1,353,457
Fender Musical Instruments Corp., Term Loan, 8.945%, (SOFR + 4.00%), 12/1/28		302	293,281
OVG Business Services LLC, Term Loan, 7.845%, (SOFR + 3.00%), 6/25/31		325	323,781
Recess Holdings, Inc., Term Loan, 9.752%, (SOFR + 4.50%), 2/20/30		971	975,628
Tait LLC, Term Loan, 8/14/31(20)		1,000	1,003,750
			$ 4,025,963
Life Sciences Tools & Services — 0.4%
Avantor Funding, Inc., Term Loan, 5.878%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	133	$ 148,988

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Catalent Pharma Solutions, Inc.:
Term Loan, 7.034%, (SOFR + 2.00%), 2/22/28		806	$ 806,299
Term Loan, 7.92%, (SOFR + 3.00%), 2/22/28		249	249,216
Curia Global, Inc., Term Loan, 9.102%, (SOFR + 3.75%), 8/30/26		241	229,836
IQVIA, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 1/2/31		1,315	1,322,152
LGC Group Holdings Ltd., Term Loan, 6.628%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	1,000	1,109,740
Loire Finco Luxembourg SARL, Term Loan, 8.445%, (SOFR + 3.50%), 4/21/27		335	333,525
Packaging Coordinators Midco, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 11/30/27		1,335	1,336,520
			$ 5,536,276
Machinery — 2.1%
American Trailer World Corp., Term Loan, 8.695%, (SOFR + 3.75%), 3/3/28		612	$ 556,525
Apex Tool Group LLC:
Term Loan, 14.954%, (SOFR + 7.45%), 7.50% cash, 7.454% PIK, 2/8/30		1,920	1,833,425
Term Loan - Second Lien, 12.204%, (SOFR + 7.35%), 4.854% cash, 7.35% PIK, 2/8/29		822	783,609
Barnes Group, Inc., Term Loan, 7.345%, (SOFR + 2.50%), 9/3/30		495	495,713
Conair Holdings LLC, Term Loan, 8.71%, (SOFR + 3.75%), 5/17/28		1,504	1,382,907
CPM Holdings, Inc., Term Loan, 9.701%, (SOFR + 4.50%), 9/28/28		300	285,617
Delachaux Group SA, Term Loan, 7.386%, (3 mo. EURIBOR + 3.75%), 4/16/29	EUR	922	1,030,351
EMRLD Borrower LP:
Term Loan, 7.557%, (SOFR + 2.50%), 5/31/30		713	711,976
Term Loan, 7.557%, (SOFR + 2.50%), 8/4/31		1,050	1,049,344
Engineered Machinery Holdings, Inc.:
Term Loan, 7.095%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	970	1,085,829
Term Loan, 8.418%, (SOFR + 3.75%), 5/19/28		2,599	2,610,397
Filtration Group Corp.:
Term Loan, 7.628%, (1 mo. EURIBOR + 4.25%), 10/21/28	EUR	1,184	1,321,593
Term Loan, 8.46%, (SOFR + 3.50%), 10/21/28		728	728,455
Gates Global LLC, Term Loan, 7.095%, (SOFR + 2.25%), 6/4/31		3,591	3,601,611
Icebox Holdco III, Inc., Term Loan, 8.615%, (SOFR + 3.75%), 12/22/28		829	833,034
INNIO Group Holding GmbH, Term Loan, 7.414%, (3 mo. EURIBOR + 3.75%), 11/2/28	EUR	578	647,370
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Roper Industrial Products Investment Co. LLC:
Term Loan, 7.095%, (3 mo. EURIBOR + 3.75%), 11/22/29	EUR	493	$ 550,666
Term Loan, 7.854%, (SOFR + 3.25%), 11/22/29		591	592,707
SPX Flow, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 4/5/29		942	943,872
TK Elevator Topco GmbH, Term Loan, 7.215%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	1,500	1,675,289
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30		1,996	2,002,665
Zephyr German BidCo GmbH, Term Loan, 7.446%, (3 mo. EURIBOR + 3.60%), 3/10/28	EUR	1,500	1,660,958
			$ 26,383,913
Marine Transportation — 0.1%
Boluda Towage, S.L., Term Loan, 7.255%, (3 mo. EURIBOR + 3.75%), 1/31/30	EUR	1,000	$ 1,119,510
			$ 1,119,510
Media — 0.6%
Aragorn Parent Corp., Term Loan, 9.17%, (SOFR + 4.25%), 12/15/28		947	$ 951,341
Axel Springer SE, Term Loan, 8.205%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	1,000	1,118,947
Gray Television, Inc., Term Loan, 8.315%, (SOFR + 3.00%), 12/1/28		922	852,244
Hubbard Radio LLC, Term Loan, 9.345%, (SOFR + 4.50%), 9/30/27		538	424,967
iHeartCommunications, Inc., Term Loan, 7.96%, (SOFR + 3.00%), 5/1/26		444	387,551
MJH Healthcare Holdings LLC, Term Loan, 8.195%, (SOFR + 3.25%), 1/28/29		493	492,732
Sinclair Television Group, Inc., Term Loan, 8.014%, (SOFR + 2.50%), 9/30/26		617	600,215
Univision Communications, Inc., Term Loan, 8.21%, (SOFR + 3.25%), 3/16/26		2,664	2,666,330
			$ 7,494,327
Metals/Mining — 0.3%
AAP Buyer, Inc., Term Loan, 7.854%, (SOFR + 3.25%), 9/9/31		475	$ 477,969
Arsenal AIC Parent LLC, Term Loan, 7.918%, (SOFR + 3.25%), 8/18/30		743	743,359
Dynacast International LLC, Term Loan, 14.407%, (SOFR + 9.25%), 10/22/25		398	321,049
Navoi Mining & Metallurgical Co., Term Loan, 10.065%, (SOFR + 4.76%), 4/23/27		326	325,293

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
PMHC II, Inc., Term Loan, 9.704%, (SOFR + 4.25%), 4/23/29		985	$ 962,610
WireCo WorldGroup, Inc., Term Loan, 9.032%, (SOFR + 3.75%), 11/13/28		434	422,826
Zekelman Industries, Inc., Term Loan, 7.17%, (SOFR + 2.25%), 1/24/31		1,089	1,091,973
			$ 4,345,079
Oil, Gas & Consumable Fuels — 0.5%
Freeport LNG Investments LLLP, Term Loan, 9.044%, (SOFR + 3.50%), 12/21/28		653	$ 648,221
ITT Holdings LLC, Term Loan, 7.945%, (SOFR + 3.00%), 10/11/30		792	794,000
Matador Bidco SARL, Term Loan, 9.095%, (SOFR + 4.25%), 7/30/29		1,529	1,534,458
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.225%, (SOFR + 3.00%), 10/5/28		1,016	1,017,030
Oxbow Carbon LLC, Term Loan, 8.345%, (SOFR + 3.50%), 5/10/30		518	521,030
UGI Energy Services LLC, Term Loan, 7.345%, (SOFR + 2.50%), 2/22/30		1,461	1,464,695
			$ 5,979,434
Paper & Forest Products — 0.1%
Enviva Partners LP/Fin C:
DIP Loan, 7.713%, (SOFR + 8.00%), 12/13/24(21)		463	$ 474,956
DIP Loan, 13.016%, (SOFR + 8.00%), 12/13/24		185	219,329
Term Loan, 13.301%, (SOFR + 8.00%), 12/13/24		278	328,994
			$ 1,023,279
Passenger Airlines — 0.0%(13)
WestJet Loyalty LP, Term Loan, 8.354%, (SOFR + 3.75%), 2/14/31		498	$ 493,058
			$ 493,058
Personal Products — 0.1%
Rainbow Finco SARL, Term Loan, 6.882%, (6 mo. EURIBOR + 3.50%), 2/23/29	EUR	1,000	$ 1,112,714
			$ 1,112,714
Pharmaceuticals — 0.8%
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 7.378%, (1 mo. EURIBOR + 4.00%), 9/30/28	EUR	1,000	$ 1,120,802
Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Ceva Sante Animale:
Term Loan, 6.845%, (3 mo. EURIBOR + 3.50%), 11/8/30	EUR	1,500	$ 1,677,029
Term Loan, 8.354%, (SOFR + 3.25%), 11/8/30		398	399,327
Jazz Financing Lux SARL, Term Loan, 7.095%, (SOFR + 2.25%), 5/5/28		1,415	1,415,027
Mallinckrodt International Finance SA:
Term Loan, 12.42%, (SOFR + 7.50%), 11/14/28		431	462,541
Term Loan - Second Lien, 14.42%, (SOFR + 9.50%), 11/14/28		2,443	2,646,502
Nidda Healthcare Holding AG, Term Loan, 2/21/30(20)	EUR	750	837,210
Recipharm AB, Term Loan, 6.499%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,000	1,093,360
			$ 9,651,798
Professional Services — 2.2%
AAL Delaware Holdco, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 7/30/31		700	$ 703,718
AlixPartners LLP:
Term Loan, 6.345%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	965	1,077,163
Term Loan, 7.46%, (SOFR + 2.50%), 2/4/28		1,918	1,922,616
APFS Staffing Holdings, Inc., Term Loan, 8.676%, (SOFR + 4.00%), 12/29/28(22)		264	258,333
Apleona Holding GmbH, Term Loan, 6.336%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	1,000	1,111,758
Camelot U.S. Acquisition LLC, Term Loan, 7.595%, (SOFR + 2.75%), 1/31/31		2,232	2,230,848
CoreLogic, Inc., Term Loan, 8.46%, (SOFR + 3.50%), 6/2/28		2,031	2,015,756
Corporation Service Co., Term Loan, 7.345%, (SOFR + 2.50%), 11/2/29		265	265,429
Crisis Prevention Institute, Inc., Term Loan, 9.354%, (SOFR + 4.75%), 4/9/31		325	326,354
Deerfield Dakota Holding LLC, Term Loan, 8.354%, (SOFR + 3.75%), 4/9/27		2,037	1,998,624
EAB Global, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 8/16/28		224	223,339
Employbridge Holding Co., Term Loan, 10.426%, (SOFR + 4.75%), 7/19/28		2,303	1,552,939
First Advantage Holdings LLC:
Term Loan, 7.71%, (SOFR + 2.75%), 1/31/27		606	607,504
Term Loan, 9/19/31(20)		1,625	1,619,922
Fleet Midco I Ltd., Term Loan, 7.578%, (SOFR + 2.75%), 2/21/31		663	662,771
Genuine Financial Holdings LLC, Term Loan, 8.604%, (SOFR + 4.00%), 9/27/30		396	393,938

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Mermaid Bidco, Inc.:
Term Loan, 7.388%, (3 mo. EURIBOR + 3.75%), 7/3/31	EUR	1,000	$ 1,116,396
Term Loan, 8.492%, (SOFR + 3.25%), 7/3/31		475	475,000
Neptune Bidco U.S., Inc., Term Loan, 10.404%, (SOFR + 5.00%), 4/11/29		1,876	1,765,630
PHM Group Holding Oy, Term Loan, 8.455%, (3 mo. EURIBOR + 4.75%), 6/24/31	EUR	500	555,183
Saphilux SARL, Term Loan, 7.768%, (6 mo. EURIBOR + 4.00%), 7/18/28	EUR	500	559,986
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 7.292%, (1 mo. EURIBOR + 3.75%), 7/15/29	EUR	1,826	2,039,490
Teneo Holdings LLC, Term Loan, 9.595%, (SOFR + 4.75%), 3/13/31		1,045	1,050,954
Trans Union LLC, Term Loan, 6.845%, (SOFR + 2.00%), 12/1/28		1,242	1,243,134
Vaco Holdings LLC, Term Loan, 9.945%, (SOFR + 5.00%), 1/21/29		267	262,490
Wood Mackenzie Ltd., Term Loan, 8.604%, (SOFR + 3.50%), 2/7/31		1,197	1,200,554
			$ 27,239,829
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.71%, (SOFR + 2.75%), 8/21/25		35	$ 35,304
Term Loan, 7.845%, (SOFR + 3.00%), 1/31/30		2,982	2,985,718
Term Loan, 8.595%, (SOFR + 3.75%), 1/31/30		1,229	1,232,396
Greystar Real Estate Partners LLC, Term Loan, 7.67%, (SOFR + 2.75%), 8/21/30		594	594,019
Homeserve USA Holding Corp., Term Loan, 7.211%, (SOFR + 2.25%), 10/21/30		896	894,800
			$ 5,742,237
Road & Rail — 0.3%
Hertz Corp.:
Term Loan, 8.46%, (SOFR + 3.50%), 6/30/28		198	$ 177,930
Term Loan, 8.607%, (SOFR + 3.75%), 6/30/28		720	647,306
Term Loan, 8.882%, (SOFR + 3.50%), 6/30/28		1,018	913,435
Kenan Advantage Group, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 1/25/29		2,172	2,171,601
			$ 3,910,272
Semiconductors & Semiconductor Equipment — 0.3%
Altar Bidco, Inc., Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29		1,246	$ 1,249,299
Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
Bright Bidco BV, Term Loan, 14.252%, (SOFR + 9.00%), 6.252% cash, 8.00% PIK, 10/31/27		347	$ 170,687
MaxLinear, Inc., Term Loan, 7.22%, (SOFR + 2.25%), 6/23/28		286	277,143
MKS Instruments, Inc., Term Loan, 6.145%, (1 mo. EURIBOR + 2.75%), 8/17/29	EUR	1,972	2,205,742
Synaptics, Inc., Term Loan, 7.527%, (SOFR + 2.25%), 12/2/28		388	387,879
			$ 4,290,750
Software — 5.2%
Applied Systems, Inc., Term Loan, 7.604%, (SOFR + 3.00%), 2/24/31		5,092	$ 5,103,863
AppLovin Corp., Term Loan, 7.345%, (SOFR + 2.50%), 8/16/30		1,567	1,567,978
Astra Acquisition Corp.:
Term Loan, 9.854%, (SOFR + 5.25%), 10/25/28		853	177,778
Term Loan, 11.354%, (SOFR + 6.75%), 2/25/28		614	506,222
Term Loan, 17.998%, (SOFR + 13.33%), 10/25/29		1,244	217,630
Banff Merger Sub, Inc.:
Term Loan, 7.655%, (3 mo. EURIBOR + 4.00%), 7/30/31	EUR	481	536,063
Term Loan, 9.005%, (SOFR + 3.75%), 7/30/31		2,967	2,962,796
Cegid Group SAS, Term Loan, 7.205%, (3 mo. EURIBOR + 3.50%), 7/10/28	EUR	1,000	1,117,439
Central Parent, Inc., Term Loan, 7.854%, (SOFR + 3.25%), 7/6/29		2,258	2,236,164
Cloud Software Group, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 3/30/29(22)		1,481	1,476,670
Cloudera, Inc.:
Term Loan, 8.695%, (SOFR + 3.75%), 10/8/28		3,799	3,710,632
Term Loan - Second Lien, 10.945%, (SOFR + 6.00%), 10/8/29		775	732,375
Constant Contact, Inc., Term Loan, 9.566%, (SOFR + 4.00%), 2/10/28		1,704	1,653,150
Cornerstone OnDemand, Inc., Term Loan, 8.71%, (SOFR + 3.75%), 10/16/28		1,316	1,233,984
Dragon Buyer, Inc., Term Loan, 9/30/31(20)		1,425	1,420,013
Drake Software LLC, Term Loan, 8.918%, (SOFR + 4.25%), 6/26/31		2,050	1,978,250
ECI Macola Max Holding LLC, Term Loan, 8.354%, (SOFR + 3.75%), 5/9/30		1,402	1,406,932
Epicor Software Corp.:
Term Loan, 1.00%, 5/30/31(21)		244	244,661
Term Loan, 8.095%, (SOFR + 3.25%), 5/30/31		2,082	2,085,267
Fiserv Investment Solutions, Inc., Term Loan, 9.128%, (SOFR + 4.00%), 2/18/27		503	484,465

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
GoTo Group, Inc.:
Term Loan, 9.968%, (SOFR + 4.75%), 4/28/28		945	$ 783,263
Term Loan - Second Lien, 9.968%, (SOFR + 4.75%), 4/28/28		594	225,579
IGT Holding IV AB, Term Loan, 6.245%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,000	1,109,439
iSolved, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 10/15/30		498	499,887
Ivanti Software, Inc., Term Loan, 9.833%, (SOFR + 4.25%), 12/1/27		1,431	1,223,558
Marcel LUX IV SARL:
Term Loan, 7.631%, (1 mo. EURIBOR + 4.00%), 11/9/30	EUR	1,500	1,681,412
Term Loan, 9.34%, (SOFR + 4.00%), 11/11/30		1,222	1,231,102
McAfee LLC:
Term Loan, 7.136%, (3 mo. EURIBOR + 3.50%), 3/1/29	EUR	980	1,088,208
Term Loan, 8.451%, (SOFR + 3.25%), 3/1/29		2,744	2,737,476
Mosel Bidco SE:
Term Loan, 7.845%, (3 mo. EURIBOR + 4.50%), 9/16/30	EUR	750	839,663
Term Loan, 9.104%, (SOFR + 4.50%), 9/16/30		250	251,563
OceanKey (U.S.) II Corp., Term Loan, 8.445%, (SOFR + 3.50%), 12/15/28		609	609,756
Open Text Corp., Term Loan, 7.095%, (SOFR + 2.25%), 1/31/30		848	852,541
Polaris Newco LLC:
Term Loan, 7.345%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	970	1,031,391
Term Loan, 9.514%, (SOFR + 4.00%), 6/2/28		2,766	2,724,241
Proofpoint, Inc., Term Loan, 7.845%, (SOFR + 3.00%), 8/31/28		2,432	2,433,389
Quartz Acquireco LLC, Term Loan, 7.354%, (SOFR + 2.75%), 6/28/30		743	740,644
Quest Software U.S. Holdings, Inc., Term Loan, 9.652%, (SOFR + 4.25%), 2/1/29		987	673,904
RealPage, Inc., Term Loan, 7.96%, (SOFR + 3.00%), 4/24/28		2,789	2,710,316
Sabre GLBL, Inc., Term Loan, 9.195%, (SOFR + 4.25%), 6/30/28		1,100	1,036,750
SolarWinds Holdings, Inc., Term Loan, 7.595%, (SOFR + 2.75%), 2/5/30		1,812	1,814,892
Sophia LP, Term Loan, 8.445%, (SOFR + 3.50%), 10/9/29		385	385,974
UKG, Inc., Term Loan, 8.555%, (SOFR + 3.25%), 2/10/31		4,224	4,228,815
Veritas U.S., Inc.:
Term Loan, 8.095%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	960	983,230
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Veritas U.S., Inc.: (continued)
Term Loan, 9.96%, (SOFR + 5.00%), 9/1/25		2,376	$ 2,235,780
Vision Solutions, Inc., Term Loan, 9.514%, (SOFR + 4.00%), 4/24/28		413	403,246
			$ 65,388,351
Specialty Retail — 1.3%
Apro LLC, Term Loan, 8.868%, (SOFR + 3.75%), 7/9/31		600	$ 602,157
Belron Luxembourg SARL, Term Loan, 6.009%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	900	1,004,548
Boels Topholding BV, Term Loan, 6.557%, (3 mo. EURIBOR + 3.00%), 2/6/27	EUR	862	963,810
Etraveli Holding AB, Term Loan, 7.845%, (3 mo. EURIBOR + 4.50%), 11/2/28	EUR	937	1,046,396
Great Outdoors Group LLC, Term Loan, 8.71%, (SOFR + 3.75%), 3/6/28		2,359	2,360,641
Harbor Freight Tools USA, Inc., Term Loan, 7.333%, (SOFR + 2.50%), 6/5/31(22)		2,350	2,316,219
Hoya Midco LLC, Term Loan, 7.845%, (SOFR + 3.00%), 2/3/29		976	983,004
Les Schwab Tire Centers, Term Loan, 7.845%, (SOFR + 3.00%), 4/23/31		3,300	3,305,162
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28		1,168	1,169,223
PetSmart, Inc., Term Loan, 8.695%, (SOFR + 3.75%), 2/11/28		1,285	1,276,184
Speedster Bidco GmbH, Term Loan, 5.662%, (6 mo. EURIBOR + 2.50%), 3/31/27	EUR	1,000	1,115,106
			$ 16,142,450
Technology Hardware, Storage & Peripherals — 0.1%
Poseidon Bidco SASU, Term Loan, 8.345%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	750	$ 647,614
			$ 647,614
Trading Companies & Distributors — 1.5%
American Builders & Contractors Supply Co., Inc., Term Loan, 6.595%, (SOFR + 1.75%), 1/31/31		2,334	$ 2,338,361
Beacon Roofing Supply, Inc., Term Loan, 6.845%, (SOFR + 2.00%), 5/19/28		546	546,762
Core & Main LP, Term Loan, 7.105%, (SOFR + 2.25%), 2/9/31		373	374,058
DXP Enterprises, Inc., Term Loan, 10.164%, (SOFR + 4.75%), 10/11/30		668	670,422
Foundation Building Materials Holding Co. LLC, Term Loan, 9.252%, (SOFR + 4.00%), 1/29/31		1,244	1,213,240

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Patagonia Bidco Ltd., Term Loan, 10.45%, (SONIA + 5.25%), 11/1/28	GBP	1,000	$ 1,189,469
PEARLS (Netherlands) Bidco BV, Term Loan, 7.636%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	1,000	1,117,025
Quimper AB, Term Loan, 6.62%, (3 mo. EURIBOR + 2.93%), 2/16/26	EUR	1,875	2,083,763
Ramudden Global Group GmbH, Term Loan, 7.686%, (1 mo. EURIBOR + 4.25%), 12/10/29	EUR	1,000	1,113,034
Spin Holdco, Inc., Term Loan, 9.256%, (SOFR + 4.00%), 3/4/28		3,764	3,306,784
White Cap Buyer LLC, Term Loan, 8.095%, (SOFR + 3.25%), 10/19/29		3,177	3,155,969
Windsor Holdings III LLC:
Term Loan, 6.898%, (1 mo. EURIBOR + 3.50%), 8/1/30	EUR	500	558,662
Term Loan, 8.461%, (SOFR + 3.50%), 8/1/30		1,139	1,144,540
			$ 18,812,089
Transportation Infrastructure — 0.0%(13)
Brown Group Holding LLC:
Term Loan, 7.595%, (SOFR + 2.75%), 7/1/31		218	$ 218,082
Term Loan, 7.837%, (SOFR + 2.75%), 7/1/31(22)		246	245,994
KKR Apple Bidco LLC, Term Loan, 7.71%, (SOFR + 2.75%), 9/22/28		170	170,157
			$ 634,233
Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 12/17/27		447	$ 446,474
Digicel International Finance Ltd., Term Loan, 12.002%, (SOFR + 6.75%), 5/25/27		5,007	4,966,214
SBA Senior Finance II LLC, Term Loan, 6.85%, (SOFR + 2.00%), 1/25/31		721	722,194
			$ 6,134,882
Total Senior Floating-Rate Loans (identified cost $565,581,064)			$ 554,862,130

Sovereign Government Bonds — 4.2%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.0%(13)
Albania Government International Bonds:
3.50%, 11/23/31(14)	EUR	300	$ 316,287
Security	Principal Amount* (000's omitted)		Value
Albania (continued)
Albania Government International Bonds: (continued)
5.90%, 6/9/28(14)	EUR	162	$ 188,982
			$ 505,269
Angola — 0.2%
Angola Government International Bonds:
8.75%, 4/14/32(14)		1,161	$ 1,043,441
9.125%, 11/26/49(14)		600	498,338
9.375%, 5/8/48(14)		820	695,754
			$ 2,237,533
Argentina — 0.1%
Argentina Republic Government International Bonds:
3.50% to 7/9/29, 7/9/41(4)		200	$ 91,542
4.125% to 7/9/27, 7/9/35(4)		500	241,250
5.00%, 1/9/38		700	366,743
			$ 699,535
Bahamas — 0.0%(13)
Bahamas Government International Bonds:
6.00%, 11/21/28(14)		200	$ 188,470
6.95%, 11/20/29(14)		8	7,598
8.95%, 10/15/32(14)		200	204,731
			$ 400,799
Barbados — 0.1%
Barbados Government International Bonds, 6.50%, 10/1/29(1)(14)		685	$ 659,409
			$ 659,409
Benin — 0.2%
Benin Government International Bonds:
4.875%, 1/19/32(14)	EUR	406	$ 405,108
4.95%, 1/22/35(14)	EUR	430	402,736
6.875%, 1/19/52(14)	EUR	1,158	1,083,040
7.96%, 2/13/38(14)		200	198,795
			$ 2,089,679
Brazil — 0.2%
Brazil Government International Bonds:
3.875%, 6/12/30		371	$ 347,388
4.625%, 1/13/28		1,100	1,107,983

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Brazil (continued)
Brazil Government International Bonds: (continued)
5.00%, 1/27/45		600	$ 496,372
			$ 1,951,743
Cameroon — 0.2%
Republic of Cameroon International Bonds:
5.95%, 7/7/32(14)	EUR	500	$ 453,038
9.50%, 7/31/31(14)		1,762	1,719,051
			$ 2,172,089
Chile — 0.1%
Chile Government International Bonds:
2.45%, 1/31/31		200	$ 178,839
2.55%, 7/27/33		600	515,083
3.50%, 1/25/50		300	231,436
			$ 925,358
Colombia — 0.1%
Colombia Government International Bonds:
3.25%, 4/22/32		900	$ 728,023
4.125%, 5/15/51		430	272,479
			$ 1,000,502
Costa Rica — 0.0%(13)
Costa Rica Government International Bonds, 6.55%, 4/3/34(14)		460	$ 490,313
			$ 490,313
Croatia — 0.0%(13)
Croatia Government International Bonds, 1.75%, 3/4/41(14)	EUR	212	$ 191,446
			$ 191,446
Dominican Republic — 0.1%
Dominican Republic International Bonds:
4.50%, 1/30/30(14)		250	$ 239,634
4.875%, 9/23/32(14)		530	505,486
5.95%, 1/25/27(14)		200	202,945
7.45%, 4/30/44(14)		300	340,921
			$ 1,288,986
Ecuador — 0.2%
Ecuador Government International Bonds:
0.00%, 7/31/30(14)		685	$ 383,710
Security	Principal Amount* (000's omitted)		Value
Ecuador (continued)
Ecuador Government International Bonds: (continued)
5.00%, 7/31/40(14)		2,958	$ 1,298,597
6.90%, 7/31/30(14)		930	678,435
			$ 2,360,742
Egypt — 0.3%
Egypt Government International Bonds:
5.25%, 10/6/25(1)		200	$ 198,751
5.625%, 4/16/30(14)	EUR	995	927,402
5.80%, 9/30/27(14)		427	404,778
6.375%, 4/11/31(14)	EUR	203	189,645
7.053%, 1/15/32(14)		442	383,885
7.50%, 2/16/61(14)		260	188,838
7.625%, 5/29/32(14)		200	177,633
7.903%, 2/21/48(14)		393	304,288
8.15%, 11/20/59(14)		200	155,276
8.50%, 1/31/47(14)		200	161,705
8.70%, 3/1/49(14)		400	328,204
8.875%, 5/29/50(14)		780	647,273
			$ 4,067,678
El Salvador — 0.0%(13)
El Salvador Government International Bonds, 8.25%, 4/10/32(14)		418	$ 389,720
			$ 389,720
Ethiopia — 0.1%
Ethiopia International Bonds, 6.625%, 12/11/24(14)(18)		1,854	$ 1,446,120
			$ 1,446,120
Gabon — 0.0%(13)
Gabon Government International Bonds, 6.625%, 2/6/31(14)		200	$ 155,281
			$ 155,281
Ghana — 0.2%
Ghana Government International Bonds:
7.625%, 5/16/29(14)(18)		711	$ 373,008
7.75%, 4/7/29(14)(18)		560	296,698
7.875%, 2/11/35(14)(18)		200	106,346
8.125%, 1/18/26(14)(18)		208	110,387
8.125%, 3/26/32(14)(18)		576	306,842
8.627%, 6/16/49(14)(18)		740	389,171

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Ghana (continued)
Ghana Government International Bonds: (continued)
8.75%, 3/11/61(14)(18)		597	$ 320,811
			$ 1,903,263
Guatemala — 0.0%(13)
Guatemala Government Bonds, 5.375%, 4/24/32(14)		338	$ 336,622
			$ 336,622
Hungary — 0.1%
Hungary Government International Bonds:
2.125%, 9/22/31(14)		400	$ 332,453
6.25%, 9/22/32(1)(14)		700	754,564
			$ 1,087,017
India — 0.1%
Export-Import Bank of India:
2.25%, 1/13/31(14)		600	$ 521,983
5.50%, 1/18/33(1)		230	241,872
			$ 763,855
Indonesia — 0.1%
Indonesia Government International Bonds:
4.70%, 2/10/34		962	$ 970,961
5.10%, 2/10/54		560	568,774
			$ 1,539,735
Iraq — 0.0%(13)
Iraq International Bonds, 5.80%, 1/15/28(14)		109	$ 106,315
			$ 106,315
Ivory Coast — 0.0%(13)
Ivory Coast Government International Bonds, 6.625%, 3/22/48(14)	EUR	662	$ 608,911
			$ 608,911
Jordan — 0.0%(13)
Jordan Government International Bonds:
5.85%, 7/7/30(14)		300	$ 283,448
7.50%, 1/13/29(14)		200	203,583
			$ 487,031
Kenya — 0.0%(13)
Republic of Kenya Government International Bonds:
8.00%, 5/22/32(14)		200	$ 186,314
Security	Principal Amount* (000's omitted)		Value
Kenya (continued)
Republic of Kenya Government International Bonds: (continued)
8.25%, 2/28/48(14)		200	$ 170,229
			$ 356,543
Kuwait — 0.0%(13)
Kuwait International Government Bonds, 3.50%, 3/20/27(14)		247	$ 244,051
			$ 244,051
Lebanon — 0.0%(13)
Lebanon Government International Bonds, 6.375%, 3/9/49(18)		1,110	$ 86,759
			$ 86,759
Mexico — 0.1%
Mexico Government International Bonds:
4.875%, 5/19/33		600	$ 576,149
5.00%, 4/27/51		300	253,737
5.40%, 2/9/28		600	614,190
			$ 1,444,076
Mongolia — 0.0%(13)
Mongolia Government International Bonds, 5.125%, 4/7/26(1)		200	$ 197,547
			$ 197,547
Montenegro — 0.1%
Montenegro Government International Bonds:
2.875%, 12/16/27(14)	EUR	100	$ 105,489
7.25%, 3/12/31(14)		515	540,229
			$ 645,718
Morocco — 0.0%(13)
Morocco Government International Bonds, 3.00%, 12/15/32(14)		365	$ 313,976
			$ 313,976
Oman — 0.1%
Oman Government International Bonds:
5.375%, 3/8/27(14)		200	$ 202,604
6.25%, 1/25/31(14)		483	516,453
6.75%, 1/17/48(14)		230	249,590
7.375%, 10/28/32(14)		250	287,431
			$ 1,256,078

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pakistan — 0.0%(13)
Pakistan Government International Bonds:
6.875%, 12/5/27(14)		200	$ 181,969
7.375%, 4/8/31(14)		200	169,975
			$ 351,944
Panama — 0.1%
Panama Government International Bonds:
2.252%, 9/29/32		201	$ 155,915
3.16%, 1/23/30		251	225,153
3.298%, 1/19/33		200	167,403
4.50%, 4/1/56		400	288,837
6.70%, 1/26/36		200	208,921
			$ 1,046,229
Paraguay — 0.0%(13)
Paraguay Government International Bonds, 4.95%, 4/28/31(14)		577	$ 576,572
			$ 576,572
Peru — 0.1%
Peru Government International Bonds:
2.783%, 1/23/31		700	$ 625,975
3.00%, 1/15/34		250	214,979
3.30%, 3/11/41		447	353,334
			$ 1,194,288
Philippines — 0.1%
Philippines Government International Bonds:
5.00%, 7/17/33		720	$ 743,476
5.50%, 1/17/48		290	309,952
			$ 1,053,428
Romania — 0.1%
Romania Government International Bonds:
1.75%, 7/13/30(14)	EUR	400	$ 380,829
3.375%, 1/28/50(14)	EUR	400	303,696
6.625%, 9/27/29(14)	EUR	400	488,891
			$ 1,173,416
Serbia — 0.1%
Serbia International Bonds, 2.125%, 12/1/30(14)		1,003	$ 843,349
			$ 843,349
Security	Principal Amount* (000's omitted)		Value
Sri Lanka — 0.2%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(14)(18)		858	$ 473,492
6.20%, 5/11/27(14)(18)		800	449,552
6.35%, 6/28/24(14)(18)		520	287,697
6.75%, 4/18/28(14)(18)		504	284,706
6.825%, 7/18/26(14)(18)		200	113,024
6.85%, 3/14/24(14)(18)		230	127,673
6.85%, 11/3/25(14)(18)		583	330,437
			$ 2,066,581
Suriname — 0.2%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)		1,283	$ 1,245,774
9.00%, 12/31/50(1)		894	876,120
			$ 2,121,894
Tunisia — 0.0%(13)
Tunisian Republic, 6.375%, 7/15/26(14)	EUR	556	$ 560,551
			$ 560,551
Turkey — 0.1%
Turkiye Government International Bonds:
4.25%, 4/14/26		500	$ 496,983
4.875%, 4/16/43		260	196,507
6.125%, 10/24/28		370	378,589
6.75%, 5/30/40		300	290,122
7.625%, 5/15/34		360	382,952
			$ 1,745,153
Ukraine — 0.1%
Ukraine Government International Bonds:
0.00%, GDP-Linked, 8/1/41(14)(24)		691	$ 490,870
1.75% to 8/1/25, 2/1/29(4)(14)		59	35,022
1.75% to 8/1/25, 2/1/34(4)(14)		304	135,934
1.75% to 8/1/25, 2/1/35(4)(14)		312	136,603
1.75% to 8/1/25, 2/1/36(4)(14)		7	3,014
3.00% to 2/1/27, 2/1/30(4)(14)		17	7,440
3.00% to 2/1/27, 2/1/34(4)(14)		420	142,931
3.00% to 2/1/27, 2/1/35(4)(14)		26	11,498
3.00% to 2/1/27, 2/1/36(4)(14)		11	4,790
			$ 968,102

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
United Arab Emirates — 0.2%
Finance Department Government of Sharjah:
4.375%, 3/10/51(14)	700	$ 519,156
6.50%, 11/23/32(1)(14)	1,250	1,344,276
		$ 1,863,432
Uruguay — 0.1%
Uruguay Government International Bonds:
4.375%, 1/23/31	200	$ 201,236
5.10%, 6/18/50	300	300,540
5.75%, 10/28/34	250	271,543
		$ 773,319
Uzbekistan — 0.1%
National Bank of Uzbekistan, 8.50%, 7/5/29(14)	490	$ 500,687
Republic of Uzbekistan International Bonds, 5.375%, 2/20/29(14)	300	290,999
		$ 791,686
Venezuela — 0.0%(13)
Venezuela Government International Bonds:
6.00%, 12/9/20(14)(18)	361	$ 44,193
7.00%, 3/31/38(14)(18)	156	21,587
7.65%, 4/21/25(14)(18)	525	73,129
7.75%, 10/13/19(14)(18)	400	52,106
8.25%, 10/13/24(14)(18)	468	65,481
9.00%, 5/7/23(14)(18)	101	14,384
9.25%, 9/15/27(18)	693	109,830
9.25%, 5/7/28(14)(18)	470	70,263
9.375%, 1/13/34(18)	41	7,067
11.75%, 10/21/26(14)(18)	205	34,363
11.95%, 8/5/31(14)(18)	174	28,316
12.75%, 8/23/22(14)(18)	158	25,885
		$ 546,604
Total Sovereign Government Bonds (identified cost $50,566,984)		$ 52,086,247

Sovereign Loans — 0.3%
Borrower/Description	Principal Amount* (000's omitted)		Value
Argentina — 0.0%(13)
Provincia De Neuquen, Term Loan, 11/1/27(20)		196	$ 197,868
			$ 197,868
Bahamas — 0.1%
Commonwealth of Bahamas, Term Loan, 10.512%, (3 mo. EURIBOR + 6.85%), 11/24/28(2)	EUR	660	$ 732,695
			$ 732,695
Kenya — 0.0%(13)
Government of Kenya, Term Loan, 12.142%, (6 mo. SOFR + 6.45%), 6/29/25(2)		624	$ 635,104
			$ 635,104
Tanzania — 0.2%
Government of the United Republic of Tanzania, Term Loan, 12.022%, (6 mo. SOFR + 6.30%), 4/28/31(2)		2,726	$ 2,793,397
			$ 2,793,397
Total Sovereign Loans (identified cost $4,269,135)			$ 4,359,064

U.S. Government Agency Mortgage-Backed Securities — 19.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 8/1/52	$39,295	$ 39,417,508
5.50%, 5/1/32	198	203,339
6.50%, 6/17/28	5	5,236
7.00%, 10/17/27	4	4,295
7.50%, with various maturities to 2035	354	369,233
8.00%, with various maturities to 2030	25	25,996
9.00%, with various maturities to 2031	9	9,594
Federal National Mortgage Association:
4.50%, 7/1/42	2,397	2,418,472
4.778%, (COF + 1.317%), 10/1/36(25)	293	284,344
5.00%, with various maturities to 2040	2,438	2,496,339
5.50%, with various maturities to 2033	251	260,003
6.00%, 5/1/29	55	56,161
6.35%, (COF + 2.004%), 7/1/32(25)	360	367,705
6.438%, (6 mo. RFUCCT + 1.541%), 9/1/37(25)	440	448,426

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.50%, with various maturities to 2031	$14	$ 14,198
6.978%, (1 yr. CMT + 2.283), 8/1/36(25)	1,822	1,857,611
7.00%, with various maturities to 2029	119	122,040
7.50%, with various maturities to 2035	469	494,697
7.967%, 10/15/29(5)	3	2,685
8.00%, with various maturities to 2027	6	5,876
8.079%, 9/15/27(5)	6	5,911
8.222%, 9/20/28(5)	3	2,922
8.239%, 6/15/27(5)	3	2,715
8.50%, 12/1/37	82	85,891
9.00%, 2/1/32	53	54,237
9.50%, with various maturities to 2030	6	6,549
Government National Mortgage Association:
4.00%, 9/20/49	214	208,047
4.50%, with various maturities to 2052	2,264	2,245,084
5.00%, 6/20/52	13,892	13,976,497
5.50%, 30-Year, TBA(26)	10,950	11,057,768
5.50%, with various maturities to 2054	12,275	12,466,263
6.00%, 30-Year, TBA(26)	5,300	5,389,799
6.00%, with various maturities to 2054	15,833	16,253,189
6.50%, with various maturities to 2054	21,715	22,304,339
7.00%, with various maturities to 2054	2,995	3,038,273
7.50%, with various maturities to 2054	3,169	3,230,151
8.00%, with various maturities to 2054	3,339	3,431,479
9.00%, 12/15/25	9	9,368
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(26)	9,737	9,730,915
5.50%, 30-Year, TBA(26)	25,350	25,650,041
6.00%, 30-Year, TBA(26)	60,700	62,039,670
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $237,013,356)		$ 240,052,866

Warrants — 0.0%(13)
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.0%(13)
Casino Guichard Perrachon SA, Exp. 4/27/29(11)	32,288	$ 36
Total Warrants (identified cost $0)		$ 36

Miscellaneous — 0.0%(13)
Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings LLC(10)	2,257,600	$ 0
		$ 0
Engineering & Construction — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(1)(10)(18)	$377,752	$ 0
Abengoa Abenewco 2 SA, Escrow Certificates(1)(10)(18)	377,752	0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(10)(11)	$1,186,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(1)(10)(11)	$649,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(1)(10)(11)	1,550,000	0
		$ 0
Surface Transport — 0.0%(13)
Hertz Corp., Escrow Certificates(1)(11)	$364,000	$ 63,700
		$ 63,700
Total Miscellaneous (identified cost $0)		$ 63,700

Short-Term Investments — 7.1%
Affiliated Fund — 7.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(27)	87,317,893	$ 87,317,893
Total Affiliated Fund (identified cost $87,317,893)		$ 87,317,893

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 10/10/24(28)	$169	$ 168,804
0.00%, 11/7/24(28)	167	166,197
0.00%, 11/21/24(28)	164	162,927
0.00%, 12/5/24(28)	487	482,537
Total U.S. Treasury Obligations (identified cost $980,162)		$ 980,465
Total Short-Term Investments (identified cost $88,298,055)		$ 88,298,358
Total Investments — 169.2% (identified cost $2,168,374,352)		$ 2,119,206,242
Less Unfunded Loan Commitments — (0.1)%		$ (1,011,653)
Net Investments — 169.1% (identified cost $2,167,362,699)		$ 2,118,194,589
TBA Sale Commitments — (1.8)%
U.S. Government Agency Mortgage-Backed Securities — (1.8)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
6.50%, 30-Year, TBA(26)	$(15,000)	$ (15,347,818)
7.00%, 30-Year, TBA(26)	(6,806)	(6,981,175)
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $(22,351,955))		$ (22,328,993)
Total TBA Sale Commitments (identified cost $(22,351,955))		$ (22,328,993)
Other Assets, Less Liabilities — (84.6)%		$ (1,059,349,006)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — 17.3%		$ 216,217,740
Net Assets Applicable to Common Shares — 100.0%		$ 1,252,734,330

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $731,856,990 or 58.4% of the Fund's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(3)	When-issued security.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2024.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2024.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2024.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 9).
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(11)	Non-income producing security.
(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(13)	Amount is less than 0.05%.
(14)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of these securities is $80,377,638 or 6.4% of the Fund's net assets applicable to common shares.
(15)	Security converts to variable rate after the indicated fixed-rate coupon period.
(16)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(17)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(18)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

(19)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(20)	This Senior Loan will settle after September 30, 2024, at which time the interest rate will be determined.
(21)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2024, the total value of unfunded loan commitments is $1,020,034. See Note 1F for description.
(22)	The stated interest rate represents the weighted average interest rate at September 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(23)	Principal amount is less than $500.
(24)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(25)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at September 30, 2024.
(26)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(28)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	2,058,996	USD	2,281,999	12/18/24	$ 17,128
EUR	799,291	USD	887,517	12/18/24	4,992
EUR	697,649	USD	774,656	12/18/24	4,357
EUR	290,000	USD	322,010	12/18/24	1,811
EUR	123,375	USD	136,737	12/18/24	1,026
USD	5,805	EUR	5,238	12/18/24	(44)
USD	99,499	EUR	89,776	12/18/24	(747)
USD	276,802	EUR	249,752	12/18/24	(2,077)
USD	321,409	EUR	290,000	12/18/24	(2,412)
USD	518,009	EUR	467,388	12/18/24	(3,888)
USD	732,851	EUR	660,000	12/18/24	(4,122)
USD	992,475	EUR	895,487	12/18/24	(7,449)
USD	1,095,399	EUR	988,354	12/18/24	(8,221)
USD	1,403,316	EUR	1,266,181	12/18/24	(10,533)
USD	1,940,553	EUR	1,750,917	12/18/24	(14,565)
USD	2,251,765	EUR	2,031,717	12/18/24	(16,901)

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,486,808	EUR	2,243,791	12/18/24	$ (18,665)
					$(60,310)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	165,000	USD	184,220	Citibank, N.A.	10/2/24	$ —	$ (550)
USD	46,729,734	EUR	42,161,465	Standard Chartered Bank	10/2/24	—	(202,276)
EUR	314,782	USD	347,201	Citibank, N.A.	10/4/24	3,226	—
USD	556,638	EUR	498,000	Citibank, N.A.	10/4/24	2,246	—
EUR	77,487	USD	86,326	Goldman Sachs International	10/31/24	33	—
EUR	356,725	USD	398,785	Standard Chartered Bank	10/31/24	—	(1,218)
EUR	88,449	USD	98,547	State Street Bank and Trust Company	10/31/24	29	—
EUR	85,615	USD	95,815	State Street Bank and Trust Company	10/31/24	—	(398)
USD	3,553,988	EUR	3,200,000	Bank of America, N.A.	10/31/24	—	(12,385)
USD	474,985	EUR	424,934	Citibank, N.A.	10/31/24	1,400	—
USD	163,384	EUR	147,014	Citibank, N.A.	10/31/24	—	(462)
USD	167,063	EUR	150,468	HSBC Bank USA, N.A.	10/31/24	—	(633)
USD	645,014	EUR	593,474	HSBC Bank USA, N.A.	10/31/24	—	(16,408)
USD	683,341	EUR	628,832	HSBC Bank USA, N.A.	10/31/24	—	(17,487)
USD	18,221,659	EUR	16,765,664	HSBC Bank USA, N.A.	10/31/24	—	(463,527)
USD	19,304,391	EUR	17,764,513	HSBC Bank USA, N.A.	10/31/24	—	(494,005)
USD	17,937	EUR	16,243	State Street Bank and Trust Company	10/31/24	—	(166)
USD	33,155	GBP	24,846	Citibank, N.A.	10/31/24	—	(63)
USD	9,650	GBP	7,531	HSBC Bank USA, N.A.	10/31/24	—	(418)
USD	117,125	GBP	91,402	HSBC Bank USA, N.A.	10/31/24	—	(5,073)
USD	142,733	GBP	108,643	Standard Chartered Bank	10/31/24	—	(2,515)
USD	353,492	GBP	274,824	State Street Bank and Trust Company	10/31/24	—	(13,929)
USD	5,478,134	GBP	4,259,002	State Street Bank and Trust Company	10/31/24	—	(215,863)
USD	47,118,146	EUR	42,161,465	Standard Chartered Bank	11/4/24	121,586	—
USD	7,251,914	EUR	6,493,000	Australia and New Zealand Banking Group Limited	11/29/24	7,379	—
USD	7,251,220	EUR	6,493,000	Bank of America, N.A.	11/29/24	6,685	—
USD	7,248,332	EUR	6,493,000	Bank of America, N.A.	11/29/24	3,797	—
USD	7,252,913	EUR	6,493,000	State Street Bank and Trust Company	11/29/24	8,377	—
USD	7,250,804	EUR	6,494,425	State Street Bank and Trust Company	11/29/24	4,679	—
USD	2,533,341	GBP	1,918,194	Goldman Sachs International	11/29/24	—	(30,977)
USD	8,767,219	EUR	7,845,000	Goldman Sachs International	12/31/24	2,500	—
USD	8,588,372	EUR	7,684,569	State Street Bank and Trust Company	12/31/24	2,893	—
USD	8,767,523	EUR	7,845,000	State Street Bank and Trust Company	12/31/24	2,805	—

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,765,796	EUR	7,845,000	State Street Bank and Trust Company	12/31/24	$ 1,077	$ —
						$168,712	$(1,478,353)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	650	Long	12/31/24	$135,357,422	$ 278,797
U.S. 5-Year Treasury Note	2,238	Long	12/31/24	245,917,736	290,888
U.S. 10-Year Treasury Note	390	Long	12/19/24	44,569,688	60,637
U.S. Ultra 10-Year Treasury Note	15	Long	12/19/24	1,774,453	(3,051)
Euro-Bobl	(16)	Short	12/6/24	(2,138,137)	(24,044)
Euro-Bund	(9)	Short	12/6/24	(1,351,675)	(14,820)
Euro-Buxl	(8)	Short	12/6/24	(1,213,600)	(29,921)
Euro-Schatz	(7)	Short	12/6/24	(835,113)	(4,519)
U.S. 2-Year Treasury Note	(9)	Short	12/31/24	(1,874,180)	(6,837)
U.S. 5-Year Treasury Note	(77)	Short	12/31/24	(8,460,977)	(4,009)
U.S. 10-Year Treasury Note	(12)	Short	12/19/24	(1,371,375)	(2,188)
U.S. Long Treasury Bond	(281)	Short	12/19/24	(34,896,688)	78,893
U.S. Ultra-Long Treasury Bond	(181)	Short	12/19/24	(24,089,969)	116,623
					$736,449
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$ 158	1.00% (pays quarterly)(1)	5.63%	12/20/28	$ (25,663)	$ 40,543	$ 14,880
Total	$158				$(25,663)	$40,543	$14,880

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Philippines	$ 980	1.00% (pays quarterly)(1)	12/20/29	$ (19,691)	$ 18,775	$ (916)
Total	$980			$(19,691)	$18,775	$(916)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ivory Coast	Deutsche Bank AG	$ 271	1.00% (pays quarterly)(1)	2.71%	6/20/27	$ (11,601)	$ 19,112	$ 7,511
Ivory Coast	Deutsche Bank AG	312	1.00% (pays quarterly)(1)	2.71	6/20/27	(13,360)	22,035	8,675
Mexico	Citibank, N.A.	2,041	1.00% (pays quarterly)(1)	1.56	12/20/31	(69,648)	65,849	(3,799)
U.S. Single Family Rental	Goldman Sachs International	670	7.85% (pays annually)(1)	7.78	3/18/28	4,544	—	4,544
Vietnam	Goldman Sachs International	300	1.00% (pays quarterly)(1)	0.97	12/20/29	449	(839)	(390)
Total		$3,594				$ (89,616)	$106,157	$16,541
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $3,752,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average

TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Statement of Assets and Liabilities (Unaudited)

September 30, 2024
Assets
Unaffiliated investments, at value (identified cost $2,069,710,479)	$ 2,021,655,689
Affiliated investments, at value (identified cost $97,652,220)	96,538,900
Cash	2,666,983
Deposits for forward commitment securities	328,000
Deposits for derivatives collateral:
Futures contracts	3,673,906
Centrally cleared derivatives	571,713
OTC derivatives	2,635,100
Foreign currency, at value (identified cost $7,231,998)	7,246,675
Interest receivable	21,905,461
Interest and dividends receivable from affiliated investments	189,682
Receivable for investments sold	11,240,068
Receivable for TBA sale commitments	22,351,955
Receivable for variation margin on open centrally cleared derivatives	20,476
Receivable for open forward foreign currency exchange contracts	168,712
Receivable for open swap contracts	20,730
Upfront payments on open OTC swap contracts	839
Tax reclaims receivable	5,726
Trustees' deferred compensation plan	283,738
Prepaid upfront fees on notes payable	825,678
Prepaid expenses	2,303
Total assets	$2,192,332,334
Liabilities
Notes payable	$ 548,000,000
Cash collateral due to brokers	8,000
Payable for investments purchased	23,647,788
Payable for when-issued/delayed delivery/forward commitment securities	121,516,380
TBA sale commitments, at value (proceeds receivable $22,351,955)	22,328,993
Payable for variation margin on open futures contracts	891,913
Payable for open forward foreign currency exchange contracts	1,478,353
Payable for open swap contracts	4,189
Upfront receipts on open OTC swap contracts	106,996
Payable to affiliates:
Investment adviser fee	1,231,915
Trustees' deferred compensation plan	283,738
Accrued expenses	3,881,998
Total liabilities	$ 723,380,263
Auction preferred shares (8,640 shares outstanding) at liquidation value plus cumulative unpaid dividends	$ 216,217,741
Net assets applicable to common shares	$1,252,734,330
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 1,162,035
Additional paid-in capital	1,598,998,899
Accumulated loss	(347,426,604)
Net assets applicable to common shares	$1,252,734,330
Common Shares Issued and Outstanding	116,203,460
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 10.78

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2024
Investment Income
Dividend income	$ 1,022,942
Dividend income from affiliated investments	743,615
Interest income	69,075,647
Interest income from affiliated investments	299,189
Other income	246,962
Total investment income	$71,388,355
Expenses
Investment adviser fee	$ 7,253,924
Trustees’ fees and expenses	54,250
Custodian fee	329,165
Transfer and dividend disbursing agent fees	11,110
Legal and accounting services	120,632
Printing and postage	161,566
Interest expense and fees	16,620,395
Preferred shares service fee	113,612
Miscellaneous	122,624
Total expenses	$24,787,278
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 19,457
Total expense reductions	$ 19,457
Net expenses	$24,767,821
Net investment income	$46,620,534
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (9,738,947)
Futures contracts	1,936,766
Swap contracts	18,859
Foreign currency transactions	1,398,970
Forward foreign currency exchange contracts	(3,344,499)
Net realized loss	$ (9,728,851)
Change in unrealized appreciation (depreciation):
Investments	$ 47,469,599
Investments - affiliated investments	489,247
TBA sale commitments	22,962
Futures contracts	912,458
Swap contracts	(33,308)
Foreign currency	(24,803)
Forward foreign currency exchange contracts	(2,244,113)
Net change in unrealized appreciation (depreciation)	$46,592,042
Net realized and unrealized gain	$36,863,191
Distributions to preferred shareholders	$ (9,339,642)
Net increase in net assets from operations	$74,144,083

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Statements of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 46,620,534	$ 92,614,913
Net realized loss	(9,728,851)	(45,834,953)
Net change in unrealized appreciation (depreciation)	46,592,042	93,594,530
Distributions to preferred shareholders	(9,339,642)	(18,534,628)
Net increase in net assets from operations	$ 74,144,083	$ 121,839,862
Distributions to common shareholders	$ (55,359,328)*	$ (80,819,287)
Tax return of capital to common shareholders	$ —	$ (28,249,281)
Net increase in net assets	$ 18,784,755	$ 12,771,294
Net Assets Applicable to Common Shares
At beginning of period	$ 1,233,949,575	$ 1,221,178,281
At end of period	$1,252,734,330	$1,233,949,575
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Statement of Cash Flows (Unaudited)

Six Months Ended
September 30, 2024
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 74,144,083
Distributions to preferred shareholders	9,339,642
Net increase in net assets from operations excluding distributions to preferred shareholders	$ 83,483,725
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(1,533,486,477)
Investments sold and principal repayments	1,507,352,663
Increase in short-term investments, net	(66,091,600)
Net amortization/accretion of premium (discount)	(1,063,697)
Amortization of prepaid upfront fees on notes payable	357,162
Decrease in interest receivable	149,399
Increase in interest and dividends receivable from affiliated investments	(40,385)
Decrease in receivable for variation margin on open centrally cleared derivatives	15,353
Decrease in receivable for open swap contracts	23,973
Increase in upfront payments on open OTC swap contracts	(839)
Increase in tax reclaims receivable	(1,457)
Increase in Trustees’ deferred compensation plan	(27,618)
Decrease in prepaid expenses	6,587
Decrease in cash collateral due to broker	(262,000)
Increase in payable for variation margin on open futures contracts	619,966
Increase in payable for open swap contracts	1,994
Decrease in upfront receipts on open OTC swap contracts	(35,478)
Increase in payable to affiliate for investment adviser fee	38,004
Increase in payable to affiliate for Trustees' deferred compensation plan	27,618
Increase in accrued expenses	95,257
Increase in unfunded loan commitments	826,289
Net change in unrealized (appreciation) depreciation from investments, including TBA Sale Commitments	(47,981,808)
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts (OTC)	2,093,770
Net realized loss from investments	9,738,947
Net cash used in operating activities	$ (44,160,652)
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (55,359,328)
Cash distributions paid to preferred shareholders	(9,449,550)
Proceeds from notes payable	109,000,000
Net cash provided by financing activities	$ 44,191,122
Net increase in cash and restricted cash*	$ 30,470
Cash and restricted cash at beginning of period (including foreign currency)	$ 17,091,907
Cash and restricted cash at end of period (including foreign currency)	$ 17,122,377
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 16,026,374
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $29,376.

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

September 30, 2024
Cash	$ 2,666,983
Deposits for derivatives collateral:
Futures contracts	3,673,906
Centrally cleared derivatives	571,713
OTC derivatives	2,635,100
Deposits for forward commitment securities	328,000
Foreign currency	7,246,675
Total cash and restricted cash as shown on the Statement of Cash Flows	$17,122,377

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period (Common shares)	$ 10.62	$ 10.51	$ 12.30	$ 13.57	$ 11.75	$ 14.45
Income (Loss) From Operations
Net investment income(1)	$ 0.40	$ 0.80	$ 0.71	$ 0.64	$ 0.76	$ 0.76
Net realized and unrealized gain (loss)	0.32	0.41	(1.21)	(0.71)	2.27	(2.39)
Distributions to preferred shareholders: From net investment income(1)	(0.08)	(0.16)	(0.09)	(0.00) (2)	(0.01)	(0.05)
Total income (loss) from operations	$ 0.64	$ 1.05	$ (0.59)	$ (0.07)	$ 3.02	$ (1.68)
Less Distributions to Common Shareholders
From net investment income	$ (0.48)*	$ (0.70)	$ (0.72)	$ (0.68)	$ (0.79)	$ (0.84)
Tax return of capital	—	(0.24)	(0.48)	(0.52)	(0.41)	(0.18)
Total distributions to common shareholders	$ (0.48)	$ (0.94)	$ (1.20)	$ (1.20)	$ (1.20)	$ (1.02)
Net asset value — End of period (Common shares)	$10.78	$10.62	$10.51	$12.30	$13.57	$ 11.75
Market value — End of period (Common shares)	$10.51	$ 9.75	$ 9.85	$11.70	$12.63	$ 10.57
Total Investment Return on Net Asset Value(3)	6.49% (4)	11.73%	(3.98)%	(0.42)%	27.62%	(11.69)%
Total Investment Return on Market Value(3)	13.09% (4)	9.35%	(5.30)%	1.70%	32.25%	(9.33)%

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$1,252,734	$1,233,950	$1,221,178	$1,429,150	$1,575,692	$1,365,197
Ratios (as a percentage of average daily net assets applicable to common shares):(5)(6)†
Expenses excluding interest and fees	1.32% (7)	1.27%	1.29%	1.24%	1.33%	1.29%
Interest and fee expense(8)	2.69% (7)	2.09%	1.43%	0.53%	0.58%	1.33%
Total expenses	4.01% (7)	3.36%	2.72%	1.77%	1.91%	2.62%
Net expenses	4.01% (7)(9)	3.36% (9)	2.72% (9)	1.77%	1.91%	2.62%
Net investment income	7.54% (7)	7.66%	6.47%	4.83%	5.73%	5.33%
Portfolio Turnover	77% (4)(10)	199% (10)	201% (10)	137% (10)	57% (10)	49%
Senior Securities:
Total notes payable outstanding (in 000’s)	$ 548,000	$ 439,000	$ 314,000	$ 578,000	$ 570,000	$ 525,000
Asset coverage per $1,000 of notes payable(11)	$ 3,681	$ 4,304	$ 5,577	$ 3,846	$ 4,143	$ 4,012
Total preferred shares outstanding	8,640	8,640	8,640	8,640	8,640	8,640
Asset coverage per preferred share(12)	$ 66,000	$ 72,110	$ 82,609	$ 69,999	$ 75,118	$ 71,062
Involuntary liquidation preference per preferred share(13)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Approximate market value per preferred share(13)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
(1)	Computed using average common shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(7)	Annualized.
(8)	Interest and fee expense relates to the notes payable, a portion of which was incurred to partially redeem the Fund’s Auction Preferred Shares (see Note 2).
(9)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended September 30, 2024 and less than 0.01% of average daily net assets for the years ended March 31, 2024 and 2023).
(10)	Includes the effect of To-Be-Announced (TBA) transactions.
(11)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.
(12)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 264%, 288%, 330%, 280%, 300% and 284% at September 30, 2024 and March 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(13)	Plus accumulated and unpaid dividends.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 3.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders.

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,
		2024	2023	2022	2021	2020
Expenses excluding interest and fees	0.84%	0.87%	0.85%	0.83%	0.88%	0.86%
Interest and fee expense	1.72%	1.43%	0.94%	0.36%	0.38%	0.89%
Total expenses	2.56%	2.30%	1.79%	1.19%	1.26%	1.75%
Net investment income	4.81%	5.23%	4.24%	3.25%	3.79%	3.57%

See Notes to Financial Statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of September 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At September 30, 2024, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 7 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.
In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
M  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
N  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
O  Interim Financial Statements—The interim financial statements relating to September 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Auction Preferred Shares
The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 160% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.
The number of APS issued and outstanding at September 30, 2024 are as follows:
APS Issued and Outstanding
Series A	1,728
Series B	1,728
Series C	1,728
Series D	1,728
Series E	1,728
The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.
3  Distributions to Shareholders and Income Tax Information
The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at September 30, 2024, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:
	APS Dividend Rates at September 30, 2024	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)
Series A	7.89%	$1,868,790	8.63%	7.89-8.68
Series B	7.89	1,868,017	8.62	7.89-8.68
Series C	7.89	1,869,365	8.63	7.89-8.68
Series D	7.89	1,865,297	8.61	7.89-8.68
Series E	7.89	1,868,173	8.63	7.89-8.68
Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund's APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of September 30, 2024.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
Distributions in any year may include a return of capital component. For the six months ended September 30, 2024, the amount of distributions estimated to be a tax return of capital was approximately $17,250,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At March 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $268,997,755 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2024, $51,504,368 are short-term and $217,493,387 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts and TBA sale commitments, of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,143,564,333
Gross unrealized appreciation	$ 45,763,566
Gross unrealized depreciation	(94,065,300)
Net unrealized depreciation	$ (48,301,734)
4  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets are calculated by deducting accrued liabilities of the Fund except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund, and the amount of any outstanding preferred shares issued by the Fund. Accrued liabilities are expenses incurred in the normal course of operations. For the six months ended September 30, 2024, the investment adviser fee amounted to $7,253,924. EVM also serves as administrator of the Fund, but receives no compensation.
Effective April 18, 2024, pursuant to an investment sub-advisory agreement between EVM and Morgan Stanley Investment Management Limited (“MSIM Ltd.”), an affiliate of EVM and an indirect wholly-owned subsidiary of Morgan Stanley, EVM has delegated a portion of the investment management of the Fund to MSIM Ltd. EVM pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended September 30, 2024, the investment adviser fee paid was reduced by $19,457 relating to the Fund’s investment in the Liquidity Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended September 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 267,404,220	$ 329,447,423
U.S. Government and Agency Securities	1,256,964,693	1,207,242,505
	$1,524,368,913	$1,536,689,928
6  Common Shares of Beneficial Interest
The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended September 30, 2024 and the year ended March 31, 2024.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended September 30, 2024 and the year ended March 31, 2024.
7  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2024 is included in the Portfolio of Investments. At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund enters into interest rate futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $1,572,962. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $3,615,069 at September 30, 2024.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at September 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2024.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2024 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ —	$ 29,314*	$ 825,838*	$ 855,152
Receivable for open forward foreign currency exchange contracts	—	168,712	—	168,712
Receivable for open swap contracts; Upfront payments on open OTC swap contracts	4,993	—	—	4,993
Total Asset Derivatives	$ 4,993	$ 198,026	$825,838	$ 1,028,857
Derivatives not subject to master netting or similar agreements	$ —	$ 29,314	$825,838	$ 855,152
Total Asset Derivatives subject to master netting or similar agreements	$ 4,993	$ 168,712	$ —	$ 173,705
Accumulated loss	$ (45,354)*	$ (89,624)*	$ (89,389)*	$ (224,367)
Payable for open forward foreign currency exchange contracts	—	(1,478,353)	—	(1,478,353)
Payable for open swap contracts; Upfront receipts on open OTC swap contracts	(94,609)	—	—	(94,609)
Total Liability Derivatives	$(139,963)	$(1,567,977)	$ (89,389)	$(1,797,329)
Derivatives not subject to master netting or similar agreements	$ (45,354)	$ (89,624)	$ (89,389)	$ (224,367)
Total Liability Derivatives subject to master netting or similar agreements	$ (94,609)	$(1,478,353)	$ —	$(1,572,962)
*	For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of September 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Australia and New Zealand Banking Group Limited	$ 7,379	$ —	$ —	$ —	$ 7,379	$ —
Bank of America, N.A.	10,482	(10,482)	—	—	—	—
Citibank, N.A.	6,872	(6,872)	—	—	—	—
Goldman Sachs International	7,526	(7,526)	—	—	—	—
Standard Chartered Bank	121,586	(121,586)	—	—	—	—
State Street Bank and Trust Company	19,860	(19,860)	—	—	—	—
	$173,705	$(166,326)	$ —	$ —	$7,379	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (12,385)	$ 10,482	$ —	$ —	$ (1,903)	$ —
Citibank, N.A.	(70,723)	6,872	—	63,851	—	80,100
Deutsche Bank AG	(24,961)	—	—	—	(24,961)	—
Goldman Sachs International	(30,977)	7,526	23,451	—	—	13,000
HSBC Bank USA, N.A.	(997,551)	—	—	997,551	—	1,128,000
Standard Chartered Bank	(206,009)	121,586	—	84,423	—	270,000
State Street Bank and Trust Company	(230,356)	19,860	210,496	—	—	1,144,000
	$(1,572,962)	$166,326	$233,947	$1,145,825	$(26,864)	$2,635,100
Total — Deposits for derivatives collateral — OTC derivatives						$2,635,100
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended September 30, 2024 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$ 1,936,766	$ 1,936,766
Swap contracts	18,859	—	—	18,859
Forward foreign currency exchange contracts	—	(3,344,499)	—	(3,344,499)
Total	$ 18,859	$(3,344,499)	$1,936,766	$(1,388,874)
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$ 912,458	$ 912,458
Swap contracts	(33,308)	—	—	(33,308)
Forward foreign currency exchange contracts	—	(2,244,113)	—	(2,244,113)
Total	$(33,308)	$(2,244,113)	$ 912,458	$(1,364,963)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended September 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$316,650,000	$78,318,000	$235,496,000	$5,934,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
8  Credit Agreement
The Fund has entered into a Credit Agreement, as amended (the Agreement) with major financial institutions to borrow up to $625 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above either the Secured Overnight Financing Rate (SOFR) or the Federal Funds rate and is payable monthly. Under the terms of the Agreement, in effect through December 11, 2025, the Fund pays a facility fee of 0.25% per annum on the borrowing limit. In connection with the renewal of the Agreement on December 14, 2023, the Fund paid an upfront fee of $1,375,000 which is being amortized to interest expense over a period of two years through December 2025. The unamortized balance at September 30, 2024 is approximately $826,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At September 30, 2024, the Fund had borrowings outstanding under the Agreement of $548,000,000 at an annual interest rate of 5.91%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at September 30, 2024 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2024. Facility fees for the six months ended September 30, 2024 totaled $661,801 and are included in interest expense and fees on the Statement of Operations. For the six months ended September 30, 2024, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $483,819,672 and 6.35%, respectively.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At September 30, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $96,538,900, which represents 7.7% of the Fund's net assets applicable to common shares. Transactions in such investments by the Fund for the six months ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.442%, 6/15/47	$ 342,235	$ —	$ (229,679)	$ —	$ (4,629)	$ 127,766	24,735	133,321
Series 2015-C23, Class D, 4.275%, 7/15/50	2,332,746	—	—	—	180,643	2,520,546	63,925	2,670,000
Series 2016-C29, Class D, 3.00%, 5/15/49	2,924,627	—	—	—	120,794	3,055,888	64,127	3,577,365
Series 2016-C32, Class D, 3.396%, 12/15/49	1,040,095	—	—	—	79,517	1,127,009	34,565	1,600,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	2,306,494	—	—	—	66,027	2,389,798	91,610	4,488,667
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36	1,798,105	—	(1,845,000)	—	46,895	—	20,227	—
Short-Term Investments
Liquidity Fund	21,711,062	571,403,226	(505,796,395)	—	—	87,317,893	743,615	87,317,893
Total				$ —	$489,247	$96,538,900	$1,042,804
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 178,219,986	$ —	$ 178,219,986
Closed-End Funds	22,017,105	—	—	22,017,105
Collateralized Mortgage Obligations	—	335,193,623	—	335,193,623
Commercial Mortgage-Backed Securities	—	57,883,381	—	57,883,381

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 661,546	$ 8,569,016	$ 0	$ 9,230,562
Convertible Bonds	—	1,939,330	0	1,939,330
Corporate Bonds	—	574,999,854	0	574,999,854
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	552,480,582	1,369,895	553,850,477
Sovereign Government Bonds	—	52,086,247	—	52,086,247
Sovereign Loans	—	4,359,064	—	4,359,064
U.S. Government Agency Mortgage-Backed Securities	—	240,052,866	—	240,052,866
Warrants	36	—	—	36
Miscellaneous	—	63,700	0	63,700
Short-Term Investments:
Affiliated Fund	87,317,893	—	—	87,317,893
U.S. Treasury Obligations	—	980,465	—	980,465
Total Investments	$ 109,996,580	$ 2,006,828,114	$ 1,369,895	$ 2,118,194,589
Forward Foreign Currency Exchange Contracts	$ —	$ 198,026	$ —	$ 198,026
Futures Contracts	825,838	—	—	825,838
Swap Contracts	—	4,993	—	4,993
Total	$ 110,822,418	$ 2,007,031,133	$ 1,369,895	$ 2,119,223,446
Liability Description
TBA Sale Commitments	$ —	$ (22,328,993)	$ —	$ (22,328,993)
Forward Foreign Currency Exchange Contracts	—	(1,567,977)	—	(1,567,977)
Futures Contracts	(89,389)	—	—	(89,389)
Swap Contracts	—	(139,963)	—	(139,963)
Total	$ (89,389)	$ (24,036,933)	$ —	$ (24,126,322)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2024 is not presented.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Notes to Financial Statements (Unaudited) — continued

12  Additional Information
On August 27, 2020, the Fund’s Board of Trustees (the “Board”) received a shareholder demand letter from counsel to Saba Capital Master Fund, Ltd., a hedge fund (“Saba”). Saba also filed claims against the Fund in a lawsuit in Suffolk County Superior Court in Massachusetts asserting breach of contract and fiduciary duty by the Fund and certain of its affiliates, the Fund’s adviser, and the Board, following the implementation by the Fund of by-law amendments that (i) require trustee nominees in contested elections to obtain affirmative votes of a majority of eligible shares in order to be elected and (ii) establish certain requirements related to shares obtained in “control share” acquisitions. With respect to the Fund, Saba seeks rescission of these by-law provisions and certain related relief. On March 31, 2021, the court allowed in part and denied in part a motion to dismiss Saba’s claims. On January 23, 2023, in ruling on the parties’ cross-motions for partial summary judgment, the court dismissed Saba’s claims for breach of fiduciary duty against the Board, while holding that the control share by-law amendment violated Section 18(i) of the 1940 Act. The Board has amended the Fund's by-laws to remove the control share provisions. Following a bench trial that took place September 9-17, 2024, the court ruled in the Fund's favor on October 21, 2024 on Saba's remaining claims, finding that the majority voting standard by-law did not violate the 1940 Act or breach the Fund's declaration of trust as Saba alleged. The trial court proceedings are now complete, and the court's judgment regarding the majority voting standard by-law amendment is subject to appeal by Saba.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Limited Duration Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk in the context of investment grade and below investment grade investments. The Board considered the Adviser’s ability to implement the Fund’s investment strategy, including, with respect to the component of the Fund invested in below investment grade investments and bank loans, the Adviser’s deep and broad experience with investing in high-yield bonds and senior secured floating rate loans. The Board also considered, among other things, the Adviser’s experience investing in mortgage-backed securities and other investment grade instruments. As part of its evaluation, the Board considered the resources available to investment professionals of the Adviser. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index and lower than its custom benchmark index for the three-year period. After considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its peer group in more recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

Eaton Vance
Limited Duration Income Fund
September 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy Wiser Stefani

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
Other important information

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7731    9.30.24

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: November 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: November 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: November 25, 2024